       As filed with the Securities and Exchange Commission on December 20, 2006
                                                          1933 Act No. _________
                                                          1940 Act No. 811-21993

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/

     Pre-Effective Amendment No.  ________________________________   / /

     Post-Effective Amendment No. ________________________________   / /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

     Amendment No. ______

                            The TIGERS Revenue Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              One Commerce Square, 2005 Market Street, Suite 3320,
                        Philadelphia, Pennsylvania                      19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)               (Zip Code)

Registrant's Telephone Number, including Area Code:             215-854-8181

     Vincent T. Lowry, One Commerce Square, 2005 Market Street, Suite 3320,
                             Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Michael D. Mabry, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Public Offering:  As soon as possible after effectiveness.

It is proposed that this filing will become effective:

    / /      immediately upon filing pursuant to paragraph (b)
------------
    / /      on (date) pursuant to paragraph (b)
------------
    / /      60 days after filing pursuant to paragraph (a)(1)
------------
    / /      on (date) pursuant to paragraph (a)(1)
------------
    / /      75 days after filing pursuant to paragraph (a)(2)
------------
    / /      on (date) pursuant to paragraph (a)(2) of Rule 485.
------------

If appropriate:
   / /   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant  shall file a further amendment  which  specifically  states that this  Registration  Statement  shall thereafter  become  effective in accordance  with Section 8(a) of the Securities
Act of 1933 or until this Registration  Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

THE  INFORMATION IN THIS  PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY
NOT SELL  THESE  SECURITIES  UNTIL THE  REGISTRATION  STATEMENT  FILED  WITH THE
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER
TO  SELL  THESE  SECURITIES  AND IT IS NOT  SOLICITING  AN  OFFER  TO BUY  THESE
SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              Subject to Completion
                 Preliminary Prospectus dated December 20, 2006

The TIGERS Revenue Trust

   TIGERS Revenue-Weighted Large Cap Index Fund
   TIGERS Revenue-Weighted Mid Cap Index Fund
   TIGERS Revenue-Weighted Small Cap Index Fund

Prospectus

[__________], 2007

The TIGERS  Revenue  Trust (the  "Trust")  is a  registered  investment  company consisting of three separate series (each, a "Fund," and together, the "Funds").
Each Fund is an  "exchange  traded  fund,"  the shares  ("Shares")  of which are listed on the [Stock Exchange], and trade at market prices. The market price for a Fund's  Shares may be  different  from its net asset value per share  ("NAV").
Each Fund has its own CUSIP number and exchange trading symbol.

Each  Fund  issues  and  redeems  Shares at NAV only in large  blocks  typically consisting of 50,000 shares or more ("Creation  Units").  These transactions are usually  in  exchange  for a basket of  securities  and an amount of cash.  As a practical  matter,  only  institutions  or large  investors  purchase  or redeem
Creation Units.  Except when  aggregated in Creation Units,  Shares of each Fund are not redeemable securities of the Funds.

 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                    Overview

This Prospectus  provides the information you need to make an informed  decision about investing in the Funds.  It contains  important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund ("ETF").  Shares of each Fund are listed on the [Stock  Exchange]  and are traded at market  prices  that may differ to some degree from their NAV.

VTL Associates,  LLC ("VTL" or "Management")  is the investment  adviser to each
Fund. The Bank of New York ("BONY") serves as sub-adviser to each Fund.

Investment Objective

Each Fund's investment  objective is to outperform the total return  performance of the Fund's  corresponding  benchmark index. Each Fund's investment  objective may be  changed  without  shareholder  approval  (although  a Fund will  provide advance notice to shareholders  before any such change takes effect).  There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

Most traditional  securities indexes and index funds determine the proportion or
"weighting"  of  each  constituent  security  based  on each  security's  market capitalization.  This means that the  securities of companies with larger market capitalizations will generally be more heavily weighted in the index.

VTL believes that by re-weighting traditional capitalization-weighted securities indexes according to other criteria,  it is possible for the  alternate-weighted index  to  outperform  the  capitalization-weighted  index  over  time.  VTL has developed a proprietary  investment  methodology of re-weighting the constituent securities  according to the revenue  earned by the companies in the index.  The securities  in  the  corresponding  index  are  re-weighted  by  VTL  using  its proprietary  methodology whereby annualized revenues of each constituent company in the  index are  analyzed.  VTL's  alternative  weighted  approach  is used to construct a portfolio that contains most, if not all, of the same  securities as the corresponding index, but in different proportions.

From  time to time,  a Fund  will  purchase  or sell  certain  of its  portfolio securities  to  reflect  changes  to the  constituent  securities  of the Fund's corresponding  benchmark  index. A Fund also may rebalance the securities in its portfolio  according  to VTL's  alternate  weighting  calculations  on an annual basis.  Each Fund's portfolio  typically will be reconstituted  only when: (1) a security in the related benchmark index is altered due to corporate actions; (2)
when  Standard  &  Poor's(R)  includes  new  securities  in its index or deletes securities  from its index;  or (3) when a Fund  rebalances  the  weightings  on securities in  accordance  with its  alternative  weighting  methodology.  These reconstitutions  may be as  frequently  as daily.  Each Fund's  intention  is to replicate the  constituent  securities of the  corresponding  benchmark index as closely as possible (but with alternative weightings);  however, VTL may, in its discretion,  remain  invested  in  securities  that were  deleted by  Standard &
Poor's(R) from its index until VTL next rebalances the Fund.

                             Principal Risk Factors

Each Fund is subject to the principal risks described  below,  unless  indicated
otherwise. Some or all of these risks may adversely affect a Fund's NAV, trading price, total return and/or a Fund's ability to meet its objectives.

Investment Approach Risk

The alternate  weighting  approach  employed by VTL,  while  designed to enhance potential returns, may not produce the desired results. This may cause a Fund to underperform its corresponding benchmark index.

Stock Market Risk

Stock market risk is the risk that movements in financial markets will adversely affect the price of a Fund's  investments,  regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes.  There is also a risk that the price of one or more of the securities or other  instruments in a Fund's portfolio will fall, or will fail to rise.  Many  factors  can  adversely  affect a  security's  performance, including both general  financial  market  conditions  and factors  related to a specific company, industry or geographic region.

Market Trading Risks

There can be no  assurance  that an active  trading  market for Fund Shares will develop or be  maintained.  Although it is expected that the Shares of the Funds will be listed for  trading  on the [Stock  Exchange],  it is  possible  that an active trading market may not be maintained.

Lack of Market Liquidity

Trading  of  Shares  of a Fund  on the  [Stock  Exchange]  or  another  national securities  exchange  may be  halted if  exchange  officials  deem  such  action appropriate,  if a Fund is delisted, or if the activation of marketwide "circuit breakers" halts stock trading  generally.  If a Fund's Shares are delisted,  the
Fund may seek to list its Shares on another  market,  merge with  another ETF or traditional mutual fund, or redeem its shares at NAV.  Management believes that, under normal market conditions,  large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Shares of the Funds May Trade at Prices Other Than NAV

It is  expected  that the shares of each Fund will be listed for  trading on the
[Stock  Exchange] and will be bought and sold in the secondary  market at market prices. Although it is expected that the market price of the Shares of each Fund will  approximate the respective  Fund's NAV, there may be times when the market price and the NAV vary  significantly.  Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market,  and you may receive less than NAV when you sell those Shares in the secondary market.

The market price of Fund Shares  during the trading  day,  like the price of any exchange-traded  security,  includes a "bid/ask"  spread charged by the exchange specialist,  market makers or other  participants that trade the Fund Shares. In
times  of  severe   market   disruption,   the  bid/ask   spread  can   increase
significantly.  At those  times,  Fund  Shares are most likely to be traded at a discount to NAV,  and the  discount  is likely to be greatest  when the price of shares is falling fastest,  which is when you may most want to sell your Shares.
Management  believes that,  under normal market  conditions,  large market price discounts  or  premiums  to NAV  will  not be  sustained  because  of  arbitrage opportunities.

Small and Medium Capitalization Stock Risk

The TIGERS  Revenue-Weighted Mid Cap Index Fund and the TIGERS  Revenue-Weighted
Small Cap Index Fund are subject to certain risks associated with investments in small and medium  capitalization  companies.  The  securities of companies  with small and medium  capitalizations  may  involve  greater  investment  risks than
securities   of  companies   with  large   capitalizations.   Small  and  medium
capitalization  companies may have an unproven or narrow  technological base and limited product lines,  distribution channels,  markets and financial resources.
Small  and  medium   capitalization   companies   also  may  be   dependent   on
entrepreneurial  management,  making the companies  more  susceptible to certain setbacks and reversals.  Securities of small and medium capitalization companies may also be more  sensitive  to changes in the  economy,  such as changes in the level of  interest  rates.  As a result,  the  securities  of small  and  medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability,  and may be less liquid than securities of companies with larger  capitalizations.  Securities of small  and  medium  capitalization  companies  also may pay no,  or only  small, dividends.

                                   Performance

There is no performance  information  presented for the Funds,  as the Funds had not commenced investment operations as of the date of this Prospectus.

Please  see  the  Appendix  to  this  prospectus  for  supplemental  performance information relating to VTL.

                                Fees and Expenses

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the Funds.  The fees are  expressed as a percentage of the Fund's average net assets.  You may also incur customary  brokerage charges when buying or selling Fund shares.

----------------------------------------------------------------------- --------------- -------------- ---------------
                                                                          Large Cap        Mid Cap       Small Cap
                                                                          Index Fund     Index Fund      Index Fund
----------------------------------------------------------------------- --------------- -------------- ---------------
Shareholder Fees                                                           None            None           None
     (fees paid directly from your investment, but see the Creation
     Transaction Fees and Redemption Transaction Fees section below)
----------------------------------------------------------------------- --------------- -------------- ---------------
Annual Fund Operating Expenses (1) (expenses deducted from Fund assets)
----------------------------------------------------------------------- --------------- -------------- ---------------
     Management Fees                                                       0.50%           0.55%          0.55%
----------------------------------------------------------------------- --------------- -------------- ---------------
     Distribution and/or Service (12b-1) Fees                              0.025%          0.025%         0.025%
----------------------------------------------------------------------- --------------- -------------- ---------------
     Other Expenses                                                        0.06%           0.06%          0.06%
----------------------------------------------------------------------- --------------- -------------- ---------------
Total Annual Fund Operating Expenses                                       0.585%          0.635%         0.635%
----------------------------------------------------------------------- --------------- -------------- ---------------
     Management Fee Waiver/ Expense Reimbursement (2)                      0.085%          0.085%         0.085%
----------------------------------------------------------------------- --------------- -------------- ---------------
Net Annual Fund Operating Expenses                                         0.50%           0.55%          0.55%
----------------------------------------------------------------------- --------------- -------------- ---------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) The Trust,  with  respect to each Fund,  and VTL have entered into a written fee waiver and  expense  reimbursement  agreement  (the  "expense  reimbursement agreement")  pursuant  to which VTL has  agreed  to waive a portion  of its fees and/or to reimburse  expenses to the extent that each Fund's expenses  otherwise would exceed the "Net Expenses" rates shown in the table above.  Pursuant to the expense reimbursement  agreement,  VTL is entitled to be reimbursed for any fees
VTL waives and the Fund expenses that VTL reimburses for a period of three years following such fee waivers and expense  reimbursements,  to the extent that such reimbursement  of VTL by a Fund will not cause the Fund to exceed any applicable expense  limitation  that is in place for the Fund.  The  expense  reimbursement agreement will remain in effect through [_________], and will continue in effect from year to year thereafter unless terminated by the Trust or VTL.

The following  example is intended to help retail investors  compare the cost of investing in each Fund with the cost of investing in other funds. It illustrates the  hypothetical  expenses that such investors would incur over various periods if they  invest  $10,000  in a Fund  for the  time  periods  indicated  and then redeemed all of the shares at the end of those  periods.  This  example  assumes that a Fund provides a return of 5% a year and that  operating  expenses  remain the same.  This example does not include the  brokerage  commission  that retail investors  will pay to buy and sell  shares of a Fund.  It also does not include the transaction  fees on purchases and  redemptions of Creation  Units,  because these fees will not be imposed on retail  investors.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------- --------------- ---------------
                                                              1 Year         3 Years
--------------------------------------------------------- --------------- ---------------
TIGERS Revenue-Weighted Large Cap Index Fund
--------------------------------------------------------- --------------- ---------------
TIGERS Revenue-Weighted Mid Cap Index Fund
--------------------------------------------------------- --------------- ---------------
TIGERS Revenue-Weighted Small Cap Index Fund
--------------------------------------------------------- --------------- ---------------

Creation Transaction Fees and Redemption Transaction Fees

The Funds  issue  and  redeem  Shares at NAV only in blocks of 50,000  Shares or multiples thereof.  As a practical matter,  only institutions or large investors purchase or redeem these Creation Units. A standard creation  transaction fee of
$[___] is charged to each  purchaser  of  Creation  Units.*  The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The  approximate  value of a Creation Unit as of
[____________], 2007 was $[___]. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $[____]
on the date of such  redemption(s),  regardless of the number of Creation  Units redeemed that day.  Investors  who hold Creation  Units will also pay the annual fund operating expenses described in the table above.  Assuming an investment in a Creation  Unit of $[___]  and a 5% return  each  year,  and  assuming a Fund's operating  expenses  remain  the same,  the total  costs  would be $[___] if the
Creation  Unit is  redeemed  after one year and $[___] if the  Creation  Unit is redeemed after three years. If a Creation Unit is purchased or redeemed  outside the usual process through the National  Securities  Clearing  Corporation or for
cash, a variable  fee will be charged of up to four times the standard  creation or redemption transaction fee. The creation fee, redemption fee and variable fee are not expenses of the Funds and do not impact a Fund's expense ratio.

*  See  the  Creations,   Redemptions  and  Transaction  Fees  section  of  this
Prospectus.

                  TIGERS Revenue-Weighted Large Cap Index Fund

Exchange Trading Symbol:                           Cusip Number:

Investment Objective

The Fund's investment objective is to outperform the total return performance of the S&P 500. There is no guarantee that the objective will be achieved.

Principal Investment Strategies

The Fund seeks to achieve its investment  objective of  outperforming  the total return performance of the S&P 500 by investing in the constituent  securities of the S&P 500 using a revenue  weighted  approach,  as  described  earlier in this prospectus.

The S&P 500 is a stock market  index  comprised  of a  representative  sample of common  stocks of 500  leading  companies  in leading  industries  of the United
States  economy  selected by Standard & Poor's.  As of December  31,  2006,  the
company  with  the  largest  market  capitalization  in the S&P 500 had a market capitalization  of  [__________],  and the  company  with  the  smallest  market capitalization had a market capitalization of [__________].

Under normal circumstances,  the Fund will invest at least 80% of its net assets in the  securities  of large  capitalization  companies  included in the S&P 500
Index.  The Fund defines large  capitalization  companies as companies  that are included  in the  S&P  500 at the  time  of  purchase.  The  Fund  will  provide shareholders with at least 60 days' notice prior to any change in this policy.

TIGERS Revenue-Weighted Mid Cap Index Fund

Exchange Trading Symbol:                           Cusip Number:

Investment Objective

The Fund's investment objective is to outperform the total return performance of the S&P MidCap 400. There is no guarantee that the objective will be achieved.

Principal Investment Strategies

The Fund seeks to achieve its investment  objective of  outperforming  the total return  performance  of the  S&P  MidCap  400 by  investing  in the  constituent securities of the S&P MidCap 400 using a revenue weighted approach, as described earlier in this prospectus.

The S&P MidCap 400 is a stock  market  index  comprised  of common  stock of 400 mid-sized  companies selected by Standard & Poor's. As of December 31, 2006, the company  with the  largest  market  capitalization  in the S&P  MidCap 400 had a market capitalization of [__________],  and the company with the smallest market capitalization had a market capitalization of [__________].

Under normal circumstances,  the Fund will invest at least 80% of its net assets in the  securities of mid  capitalization  companies  included in the S&P MidCap
400.  The Fund  defines  mid  capitalization  companies  as  companies  that are included in the S&P MidCap 400 at the time of  purchase.  The Fund will  provide shareholders with at least 60 days' notice prior to any change in this policy.

TIGERS Revenue-Weighted Small Cap Index Fund

Exchange Trading Symbol:                           Cusip Number:

Investment Objective

The Fund's investment objective is to outperform the total return performance of the S&P SmallCap 600. There is no guarantee that the objective will be achieved.

Principal Investment Strategies

The Fund seeks to achieve its investment  objective of  outperforming  the total return  performance  of the S&P SmallCap  600 by  investing  in the  constituent securities  of the S&P  SmallCap  600  using a  revenue  weighted  approach,  as described earlier in this prospectus.

The S&P SmallCap 600 is a stock market index  comprised of 600 common  stocks of small-cap companies selected by Standard & Poor's based on inclusion criteria to ensure that they are investable and financially viable. As of December 31, 2006, the company with the largest market capitalization in the S&P SmallCap 600 had a market capitalization of [__________],  and the company with the smallest market capitalization had a market capitalization of [__________].

Under normal circumstances,  the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap
600.  The Fund defines  small  capitalization  companies  as companies  that are included in the S&P SmallCap 600 at the time of purchase.  The Fund will provide shareholders with at least 60 days' notice prior to any change in this policy.

                             Management of the Funds

The Investment Adviser and Sub-Adviser

VTL,  located  at  One  Commerce  Square,   2005  Market  Street,   Suite  3320,
Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund.
As investment adviser, VTL has overall responsibility for the general management and administration of the Trust. Using its proprietary methodology, VTL provides an  investment  program for each Fund.  VTL also  arranges for transfer  agency, custody,  fund  administration and all other  non-distribution  related services necessary for the Funds to operate.

BONY,  located  at One Wall  Street,  New York,  New York  10286,  serves as the sub-adviser  for  each  Fund.  BONY is  compensated  for its  services  from the management fees paid to VTL by the Trust. BONY is responsible for the day-to-day investment and cash management of each Fund's assets.

VTL will  receive  fees from each  Fund,  based on a  percentage  of the  Fund's average daily net assets, as shown in the following table:

------------------------------------------------------------------------------------------- --------------------------
Name of Fund                                                                                     Management Fee
------------------------------------------------------------------------------------------- --------------------------
TIGERS Revenue-Weighted Large Cap Index Fund                                                          0.50%
------------------------------------------------------------------------------------------- --------------------------
TIGERS Revenue-Weighted Mid Cap Index Fund                                                            0.55%
------------------------------------------------------------------------------------------- --------------------------
TIGERS Revenue-Weighted Small Cap Index Fund                                                          0.55%
------------------------------------------------------------------------------------------- --------------------------

VTL has agreed to waive fees and/or  reimburse  expenses to the extent necessary to prevent the  operating  expenses of each Fund  (excluding  interest  expense, brokerage  commissions  and other trading  expenses,  taxes,  and  extraordinary expenses)  from  exceeding  0.50% of  average  daily net  assets  for the TIGERS
Revenue-Weighted  Large Cap Index Fund and 0.55% of average daily net assets for the TIGERS  Revenue-Weighted Mid Cap Index and the TIGERS Revenue-Weighted Small
Cap Index Funds.

Each Fund is  responsible  for all of its  expenses,  including  the  investment advisory fees (except for sub-advisory  fees, which are paid by VTL as described above), costs of transfer agency, custody, fund administration, legal, audit and other  services,  interest,  taxes,  brokerage  commissions  and other  expenses connected  with  executions  of  portfolio  transactions,  distribution  fees or expenses,  and extraordinary  expenses (including  merger-related  expenses,  if any).

The  basis  for the  Board of  Trustees'  approval  of the  investment  advisory agreement and  sub-advisory  agreement  will be available in the Fund's  initial report to shareholders.

The Portfolio Managers

Vincent T. Lowry  serves as a portfolio  manager for each Fund and has  ultimate responsibility  for the  investment  management  of each Fund.  Mr. Lowry is the
Chief Executive  Officer of VTL and has been with VTL since founding it in 2004.
Prior to that,  Mr. Lowry was an investment  consultant  with a major  financial institution for more than eighteen years.

Certain members of BONY's Index Fund Management Division also serve as portfolio managers  for the Funds.  The five most  senior  members  are Kurt  Zyla,  Lloyd
Buchanan,  Denise Krisko,  Robert  McCormack and Todd Rose. Mr. Zyla, a Managing
Director of BONY, has supervised the Index Fund Management  Division since 1996.
He joined BONY in 1989. Prior to his current  position,  he was employed by BONY in a number of  capacities.  Mr.  Buchanan  has been a Portfolio  Manager in the
Index Fund  Management  Division  since  January  2002.  Ms.  Krisko is a Senior
Portfolio Manager in the Index Fund Management  Division.  Prior to joining BONY in 2005, she held various senior investment  positions,  including  director and senior quantitative equity portfolio manager,  trader and member of global index investment and business subcommittees for Deutsche Asset Management and Northern
Trust;  as senior  quantitative  equity  portfolio  manager  and  trader for The
Vanguard Group; and brokerage specialist for Federated Investors.  Mr. McCormack is a Senior Portfolio Manager in the Index Fund Management  Division.  He joined the Index Management  Account  Policies  Division in 1999 and is responsible for domestic indexed portfolio management.  Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000.

The Trust's statement of additional  information (the "SAI") provides additional information about each Portfolio Manager's compensation,  other accounts managed by each Portfolio Manager,  and each Portfolio  Manager's ownership of shares in the Funds.

Portfolio Holdings Information

Information   about   each   Fund's   portfolio   holdings   is   available   at
www.vtltigers.com.   A  summarized   description  of  the  Funds'  policies  and
procedures with respect to the disclosure of each Fund's  portfolio  holdings is available in the Trust's SAI.

Administrator, Custodian and Transfer Agent

BONY, One Wall Street, New York, New York 10286, is the administrator, custodian and transfer agent for each Fund.

Under the Fund  Administration  and Accounting  Agreement  with the Trust,  BONY provides  necessary  administrative,  tax,  accounting  services,  and financial reporting  for the  maintenance  and  operations  of the Trust and each Fund. In addition,  BONY makes  available  the office  space,  equipment,  personnel  and facilities required to provide such services.

Under the Custody  Agreement with the Trust, BONY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records  related to these  services,  and provides other  services.  BONY is required, upon the order of the Trust, to deliver securities held by BONY and to make payments for securities purchased by the Trust for each Fund. Pursuant to a
Transfer  Agency and  Service  Agreement  with the Trust,  BONY acts as transfer agent for each Fund's authorized and issued shares of beneficial  interest,  and as dividend  disbursing  agent of the Trust. As  compensation  for the foregoing services,  BONY  receives  certain  out of pocket  costs,  transaction  fees and asset-based  fees which are accrued daily and paid monthly by the Trust from the
Trust's custody account with BONY.

                            Shareholder Information

Additional  shareholder  information is available free of charge by calling toll free: [________], or visiting the Funds' website at www.vtltigers.com.

Buying and Selling Shares

The  Shares  will be  issued  or  redeemed  by a Fund at NAV per  share  only in
Creation Unit size. See  "Creations,  Redemptions  and  Transaction  Fees." Most
investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the [Stock  Exchange].  Fund shares can be bought and sold  throughout the  trading  day  like  other  publicly  traded  shares.  There  is no  minimum investment.  Although  Fund shares are  generally  purchased  and sold in "round lots" of 100 shares,  brokerage firms typically  permit investors to purchase or sell Shares in smaller  "oddlots,"  at no  per-share  price  differential.  When buying or selling shares through a broker,  you will incur  customary  brokerage commissions  and charges,  and you may pay some or all of the spread between the bid and the offered  price in the  secondary  market on each leg of a round trip
(purchase and sale) transaction.

Share prices are reported in dollars and cents per Share.  Investors may acquire shares  directly from each Fund,  and  shareholders  may tender their shares for redemption  directly to each Fund,  only in Creation Units of 50,000 Shares,  as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form,  which means that no stock  certificates are issued.  The Depository Trust Company ("DTC") or its nominee is the record owner of all  outstanding  Shares of the Funds and is  recognized  as the owner of all shares for all purposes.

Investors owning Shares are beneficial  owners as shown on the records of DTC or its  participants.  DTC  serves as the  securities  depository  for all  Shares.
Participants  in DTC  include  securities  brokers  and  dealers,  banks,  trust companies,  clearing  corporations  and  other  institutions  that  directly  or indirectly maintain a custodial  relationship with DTC. As a beneficial owner of
Shares,  you are not entitled to receive physical delivery of stock certificates or to have  Shares  registered  in your  name,  and  you  are not  considered  a registered  owner of Shares.  Therefore,  to  exercise  any right as an owner of
Shares,  you must rely upon the  procedures of DTC and its  participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The  trading  prices of Shares of each Fund on the [Stock  Exchange]  may differ from the Fund's  daily NAV and can be  affected  by market  forces of supply and demand, economic conditions and other factors.

The [Stock Exchange]  intends to disseminate the approximate  value of Shares of each Fund every [_____] seconds.  This approximate value should not be viewed as a "real-time"  update of the NAV per Share of the Fund,  because the approximate value may not be  calculated  in the same  manner as the NAV,  which is computed once a day,  generally  at the end of the  business  day.  None of the Funds are involved  in, or  responsible  for,  the  calculation  or  dissemination  of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and  redemptions.
In  determining  not to  approve a  written,  established  policy,  the Board of
Trustees  evaluated  the  risks  of  market  timing  activities  by  the  Funds'
shareholders.  The Board considered that, unlike  traditional mutual funds, each
Fund issues and  redeems its Shares at NAV per Share for a basket of  securities intended to mirror the Fund's  portfolio,  plus a small amount of cash,  and the
Fund's  Shares may be purchased  and sold on the [Stock  Exchange] at prevailing market  prices.  Given  this  structure,  the  Board  determined  that (a) it is unlikely  that market timing would be attempted by the Funds'  shareholders  and
(b) it is likely that any attempts to market time a Fund by  shareholders  would result in no negative impact to the Fund or its shareholders.

                   Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers,  large investors and  institutions  who wish to deal in  Creation  Units  directly  with a Fund must  enter  into an  authorized participant  agreement with the principal underwriter and the transfer agent, or purchase  through a dealer that has entered  into such an  agreement.  Set forth below is a brief  description of the  procedures  applicable to the purchase and redemption of Creation  Units.  For more detailed  information see "Creation and
Redemption of Creation Unit Aggregations" in the SAI.

Purchase

In order to  purchase  Creation  Units of a Fund,  an  investor  must  generally deposit a designated  portfolio of equity securities  constituting a substantial replication, or a representation,  of the stocks included in the relevant Fund's corresponding  benchmark index ("Deposit Securities") and generally make a small cash payment referred to as the "Cash  Component." The list of the names and the numbers of shares of the  deposit  securities  is made  available  by the Fund's
custodian   through  the   facilities  of  the  National   Securities   Clearing
Corporation,  commonly referred to as NSCC,  immediately prior to the opening of business of the [Stock  Exchange]  each day. The Cash  Component  represents the difference  between the net asset value of a Creation  Unit and the market value of the deposit securities.

Orders must be placed in proper form by or through an  "Authorized  Participant"
that is either  (i) a  "Participating  Party"  i.e.,  a  broker-dealer  or other participant in the Clearing  Process of the Continuous Net Settlement  System of
the  NSCC  (the  "Clearing   Process")  or  (ii)  a  participant  of  DTC  ("DTC
Participant") that has entered into an agreement with the principal  underwriter and the transfer  agent with respect to purchases  and  redemptions  of Creation
Units.  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the  principal  underwriter  in proper form no later than the close of regular trading on the [Stock Exchange] (ordinarily 4:00
p.m., New York time) ("Closing Time") in order to receive that day's closing NAV per share.  In the case of custom orders,  as further  described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., New
York time.  A custom  order may be placed by an  Authorized  Participant  in the event that the Trust permits or requires the  substitution  of an amount of cash to be added to the Cash  Component to replace any deposit  security that may not be available in sufficient  quantity for delivery,  that may not be eligible for trading by such  Authorized  Participant or the investor for which it is acting, or for any other relevant reason.  See "Creation and Redemption of Creation Unit
Aggregations" in the SAI.

A fixed creation transaction fee of $[____] (the "Creation  Transaction Fee") is
applicable  to each  transaction  regardless  of the  number of  Creation  Units purchased  in the  transaction.  An  additional  charge of up to four  times the
Creation  Transaction Fee may be imposed with respect to  transactions  effected outside of the Clearing  Process  (through a DTC  Participant)  or to the extent that  cash is  used  in lieu of  securities  to  purchase  Creation  Units.  See
"Creation and  Redemption of Creation Unit  Aggregations"  in the SAI. The price for each  Creation  Unit will equal the daily NAV per Share  times the number of
Shares in a Creation Unit plus the fees described above and, if applicable,  any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all  Deposit  Securities subject to various  conditions,  including a requirement  to maintain on deposit with the Fund cash at least  equal to 105% of the  market  value of the  missing
Deposit Securities.  See "Creation and Redemption of Creation Unit Aggregations"
in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor  subject to a legal  restriction  with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's  discretion,  be permitted to deposit an equivalent amount of cash in  substitution  for any stock that would  otherwise be included in the Deposit
Securities  applicable to the purchase of a Creation Unit. For more details, see
"Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

Each  Fund's  custodian  makes  available  immediately  prior to the  opening of business of the [Stock  Exchange] each day,  through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund's portfolio securities that will be applicable  that day to  redemption  requests in proper form ("Fund
Securities").  Fund  Securities  received on redemption  may not be identical to
Deposit  Securities that are applicable to purchases of Creation  Units.  Unless cash  redemptions  are  available  or  specified  for  a  particular  Fund,  the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the  difference  between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"),  less the applicable redemption fee and, if applicable, any transfer taxes. Should the
Fund Securities have a value greater than the NAV of Shares being redeemed,  the redeeming  shareholder  will be  required  to arrange  for a  compensating  cash payment to the Trust equal to the differential,  plus the applicable  redemption fee and, if applicable,  any transfer taxes. For more details, see "Creation and
Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem  Creation  Units of a Fund may only be effected by or through an  Authorized  Participant.  An order to redeem  must be placed for one or more whole  Creation  Units and must be received by the transfer agent in proper form no later than the close of regular trading on the [Stock  Exchange]  (ordinarily
4:00 p.m. New York time) in order to receive that day's  closing net asset value per Share.  In the case of custom orders,  as further  described in the SAI, the order must be received by the  transfer  agent no later than 3:00 p.m.  New York time.

A fixed redemption transaction fee of $[____] (the "Redemption Transaction Fee")
is  applicable  to each  redemption  transaction  regardless  of the  number  of
Creation Units redeemed in the transaction.  An additional  charge of up to four times the Redemption  Transaction  Fee may be charged to approximate  additional expenses  incurred by the Trust with respect to redemptions  effected outside of the Clearing  Process or to the extent that  redemptions are for cash. Each Fund reserves the right to effect  redemptions  in cash. A shareholder  may request a cash  redemption  in  lieu  of  securities;  however,  each  Fund  may,  in  its discretion,  reject any such request.  See "Creation and  Redemption of Creation
Unit Aggregations" in the SAI.

                       Dividends, Distributions and Taxes

As with any  investment,  you should consider how your investment in Shares will be  taxed.  The tax  information  in this  Prospectus  is  provided  as  general information.  You  should  consult  your  own  tax  professional  about  the tax consequences of an investment in Shares.

Unless  your  investment  in  Shares  is made  through  a  tax-exempt  entity or tax-deferred  retirement  account,  such as an IRA plan, you need to be aware of the possible tax consequences when:

o    Your Fund makes distributions,

o    You sell your Shares listed on the [Stock Exchange], and

o    You purchase or redeem Creation Units.

Dividends & Distributions

Dividends  and  Distributions.  Each Fund  intends  to elect and  qualify  to be treated as a regulated  investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment  income,  if any, to shareholders as dividends  quarterly.
Each Fund will also declare and pay net realized capital gains, if any, at least annually.  Each  Fund  may  also pay a  special  distribution  at the end of the calendar  year to  comply  with  federal  tax  requirements.  The  amount of any distribution  will  vary,  and there is no  guarantee  a Fund will pay either an income dividend or a capital gains  distribution.  Distributions  in cash may be reinvested  automatically  in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are taxable as if they were paid in  December.  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  a Fund will send you a  corrected  Form  1099-DIV  to  reflect reclassified information.

Avoid  "Buying  A  Dividend."  If  you  invest  in a  Fund  shortly  before  the ex-dividend  date of a taxable  distribution,  the  distribution  will lower the value of the Fund's Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund
Shares  or  receive  them  in  cash.  For  federal  income  tax  purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.
Fund  distributions  of  long-term  capital  gains,  if any,  in  excess  of net short-term  capital  losses are  taxable to you as  long-term  capital  gains no matter how long you have owned your Shares.  A portion of income  dividends paid by a Fund may be designated as qualified  dividend  income eligible for taxation at the reduced tax rates  applicable to long-term  capital gains,  provided that certain  holding  period  and  other  requirements  are met by the  Fund and the shareholder.

Taxes on  Exchange-Listed  Share  Sales.  A sale or exchange of Fund Shares is a taxable  event.  Currently,  any capital  gain or loss  realized  upon a sale of
Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as  short-term  capital gain or loss if the
Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Back-Up  Withholding.  By law,  if you do not  provide a Fund  with your  proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your Shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation  Units.  An Authorized  Participant
who exchanges  equity  securities for Creation Units  generally will recognize a gain or a loss.  The gain or loss will be equal to the  difference  between  the market value of the Creation  Units at the time of purchase and the  exchanger's aggregate  basis in the securities  surrendered  and the Cash Component  paid. A person  who  exchanges  Creation  Units for  equity  securities  will  generally recognize a gain or loss equal to the difference  between the exchanger's  basis in the Creation Units and the aggregate market value of the securities  received and the Cash Redemption  Amount.  The Internal  Revenue  Service,  however,  may assert that a loss realized upon an exchange of  securities  for Creation  Units cannot be deducted  currently  under the rules governing "wash sales," or on the basis that there has been no significant  change in economic  position.  Persons exchanging  securities  should  consult  their own tax advisor  with  respect to whether wash sale rules apply and when a loss might be deductible.

Under  current  federal  tax  laws,  any  capital  gain  or loss  realized  upon redemption of Creation Units is generally  treated as long-term  capital gain or loss if the  Shares  have been  held for more than one year and as a  short-term capital gain or loss if the Shares have been held for one year or less.

If you  purchase  or  redeem  Creation  Units,  you will be sent a  confirmation statement showing how many Shares you purchased or sold and at what price.

Non-U.S.  Investors.  Non-U.S. investors may be subject to U.S. withholding at a
30% or lower  treaty rate and U.S.  estate tax,  and are subject to special U.S.
tax certification requirements.

THIS  DISCUSSION  OF  "DIVIDENDS,  DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED OR
WRITTEN TO BE USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX SITUATION IS UNIQUE,
YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL,  STATE, LOCAL OR FOREIGN
TAX CONSEQUENCES BEFORE MAKING AN INVESTMENT IN A FUND.

Distribution Plan

ALPS  Distributors,  Inc.  (the  "Distributor")  serves  as the  Distributor  of
Creation  Units for each  Fund on an  agency  basis.  The  Distributor  does not maintain a secondary market in Fund Shares.

The Board of Trustees of the Trust has adopted a  Distribution  and Service Plan pursuant  to Rule 12b-1 under the 1940 Act.  In  accordance  with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.025% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently  paid by the Fund,  and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future,  because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your  investment  and may cost you more than certain  other types of sales charges.

Net Asset Value

BONY calculates each Fund's NAV at the close of regular trading (ordinarily 4:00
p.m.  New York  time)  every day the New York  Stock  Exchange  is open.  NAV is calculated by deducting all of a Fund's  liabilities from the total value of its assets and dividing the result by the number of Shares outstanding,  rounding to the nearest cent.  All  valuations are subject to review by the Trust's Board of
Trustees or its delegate.

In  determining  NAV,  expenses are accrued and applied daily and securities and other  assets for which market  quotations  are  available  are valued at market value.  Common stocks and other equity  securities  are valued at the last sales price that day or, in the case of the  NASDAQ,  at the NASDAQ  official  closing price. When price quotes are not readily available, securities will be valued at fair value.

Investments that may be valued at fair value include,  among others, an unlisted security where issuer has announced  significant  corporate actions or events, a restricted security, a security whose trading has been suspended from trading on its primary trading  exchange,  a security that is thinly traded,  a security in default  or  bankruptcy  proceedings  for  which  there  is  no  current  market quotation,  and a security  affected  by a  significant  event,  which event may include acts of terrorism, natural disasters,  government action, armed conflict or  significant  market  fluctuations.  Fair value pricing  involves  subjective judgments and it is possible that the fair value  determined for a security will be materially  different  than the value that could be realized upon the sale of that security.

Premium/Discount Information

The Funds  anticipate  that there is likely to be differences  between the daily market  price on  secondary  markets for Shares and the Funds'  NAV.  NAV is the price per share at which a Fund issues and redeems  Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market
Price" of a Fund generally is determined  using the midpoint between the highest bid and the lowest  offer on the [Stock  Exchange] on which a Fund is listed for trading, as of the time the Fund's NAV is calculated.  A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will  fluctuate with changes in the market  value of its  portfolio  holdings.  The Market  Price of a Fund will fluctuate in  accordance  with changes in its NAV, as well as market  supply and demand.

Premiums or discounts are the differences  (generally expressed as a percentage)
between the NAV and Market Price of a Fund on a given day, generally at the time
NAV is  calculated.  A premium  is the amount  that a Fund is trading  above the reported  NAV,  expressed as a  percentage  of the NAV. A discount is the amount that a Fund is trading below the reported NAV,  expressed as a percentage of the
NAV.

                               Additional Notices

Other Information

For purposes of the 1940 Act,  each Fund is treated as a  registered  investment company and the acquisition of Shares by other  investment  companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which  Creation  Units of Fund  Shares are  created and traded may raise certain  issues under  applicable  securities  laws.  Because new Creation
Units of  Shares  are  issued  and  sold by the  Funds on an  ongoing  basis,  a
"distribution,"  as such term is used in the  Securities Act of 1933, as amended
(the "Securities Act"), may occur at any point. Broker-dealers and other persons are  cautioned  that  some  activities  on  their  part  may,  depending  on the circumstances,  result in their being deemed participants in a distribution in a manner which could render them  statutory  underwriters  and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For  example,  a  broker-dealer  firm or its  client  may be deemed a  statutory underwriter  if it  takes  Creation  Units  after  placing  an  order  with  the
Distributor,  breaks  them down into  constituent  Shares and sells such  Shares directly to  customers,  or if it chooses to couple the  creation of a supply of new Shares with an active selling  effort  involving  solicitation  of secondary market demand for Shares.  A determination  of whether one is an underwriter for purposes  of the  Securities  Act must  take  into  account  all the  facts  and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are  effecting  transactions  in  Shares,  whether or not  participating  in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus  delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940  Act.  The  Trust,  however,  intends  to apply to the  Securities  and
Exchange  Commission for an exemption from the prospectus delivery obligation in ordinary  secondary  market  transactions  under certain  circumstances,  on the condition that purchasers are provided with a product description of the Shares.
There is no guarantee  that the SEC will provide  this  exemption.  As a result, broker-dealer  firms should note that dealers who are not  underwriters  but are participating  in a distribution  (as contrasted with ordinary  secondary market
transactions),   and  thus   dealing  with  the  Shares  that  are  part  of  an
overallotment within the meaning of Section 4(3)(a) of the Securities Act, would be unable to take advantage of the  prospectus  delivery  exemption  provided by
Section  4(3) of the  Securities  Act.  Firms that incur a  prospectus  delivery obligation with respect to Shares are reminded that,  under  Securities Act Rule
153, a prospectus  delivery  obligation under Section 5(11)(2) of the Securities
Act owed to an exchange member in connection with a sale on the [Stock Exchange]
is  satisfied  by the fact  that  the  prospectus  is  available  at the  [Stock
Exchange] upon request.  The prospectus  delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Counsel and Independent Registered Public Accounting Firm

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania, serves as legal counsel to the Trust.

[__________], [Address], serves as independent registered public accounting firm of the Trust.  [__________] audits the Funds' financial  statements and performs other related audit services.

                                   Appendix A

                      SUPPLEMENTAL PERFORMANCE INFORMATION

Although the Funds have not had investment  operations prior to the date of this prospectus,  VTL has managed certain  accounts that have investment  objectives, policies  and  strategies  that  are  substantially  similar  to the  investment objectives, policies, and strategies of the Funds.

Set forth below is  performance  information  for three  composites  of separate accounts  (each, a  "Composite").  Each Composite has been managed by Vincent T.
Lowry,  one of the Funds'  portfolio  managers,  since  [______],  2006 using an alternate-weight  indexing  approach with  investment  objectives,  policies and
strategies  that  are  substantially   similar  to  the  respective   investment
objectives, policies and strategies of the Funds. The Composites are referred to herein as the "Large Cap Composite," the "Mid Cap Composite," and the "Small Cap
Composite," respectively.  For the periods for which performance is provided, no person  other  than  Mr.  Lowry  played  a  significant  role in  managing  each
Composite.

As of December 31, 2006, the Large Cap Composite  consisted of two accounts with approximately $[_____] in assets; the Mid Cap Composite consisted of one account with $[_____] in assets;  and the Small Cap  Composite  consisted of one account with $[_____] in assets.

THE  COMPOSITES'  PERFORMANCE  IS NO GUARANTEE OF RESULTS IN MANAGING THE FUNDS.
THE COMPOSITES'  PERFORMANCE  FIGURES ARE NOT THE HISTORICAL  PERFORMANCE OF THE
FUNDS, ARE SEPARATE AND DISTINCT FROM THE FUNDS, AND SHOULD NOT BE CONSIDERED AS
A SUBSTITUTE FOR THE FUNDS' OWN PERFORMANCE.

The  investment  objectives,  policies  and  strategies  of  each  Fund  and the corresponding Composite are substantially similar. However, the performance of a
Composite may differ from the performance of the  corresponding  Fund because of the following differences between the each Fund and the corresponding Composite:

     o    brokerage commissions,
     o    expenses (including management fees),
     o    the size of the  investment in a particular  security in relation to the overall portfolio size,
     o    the timing of purchases and sales (including the effect of market conditions at that time),
     o    the timing of cash flows into the portfolio, and
     o    the availability of cash for new investments.

The  performance of each  Composite also may differ from the  performance of the corresponding  Fund because the  Composite,  unlike the Fund, is not  registered under the Investment Company Act of 1940 or subject to certain provisions of the
Internal Revenue Code, and,  consequently,  the Composite,  unlike the Fund, may not be required to:

     o    redeem shares upon request;
     o    meet certain diversification requirements; or
     o    comply with the tax restrictions and investment  limitations that govern mutual funds.

If a  Composite  had to comply with the  foregoing  regulatory  requirements  or restrictions,  the  Composite's  performance  results  may have  been  adversely affected. The foregoing  differences,  however, do not alter the conclusion that the investment objectives, strategies and policies of the Fund and the Composite are substantially similar.

The  accounts  in each  Composite  have  been  charged  a  management  fee since inception.  Performance  of each  Composite net of fees assumes the accounts had been charged a management  fee of 0.50% for the Large Cap  Composite,  and 0.55%
for the Mid Cap  Composite  and the Small Cap  Composite  which,  pursuant to an
expense   limitation  and  reimbursement   agreement  with  VTL,  will  be  each
corresponding Fund's maximum net expense ratio through [__________].

   [Composite Performance Information to be Inserted in a Subsequent Filing]

PLEASE READ THE  FOLLOWING  IMPORTANT  NOTES  CONCERNING  THE  COMPOSITE  RETURN
INFORMATION SHOWN ABOVE:

     1.   The  results  shown  above are for  periods  less than one year.  Such results may not be sustained over longer time periods.

     2.   The  results   shown   above:   (i)   represent  a  composite  of  all
          discretionary,  separate accounts managed using VTL's alternate-weight
          indexing   strategy   for  at  least  one  month;   (ii)  reflect  the
          reinvestment  of any dividends or capital  gains;  and (iii) are shown after deduction of advisory, brokerage or other expenses.

     3.   If a Fund's  expenses were  reflected in the gross  performance of the corresponding  Composite,  such performance would be lower than shown.
          Each  Composite's  results were  calculated in accordance with the CFA
          Institute  (formerly,   the  Association  for  Investment   Management
          Research) performance calculation  methodology.  The CFA Institute has not been involved in the  preparation  or review of this  information.
          Results may have been  different if the U.S.  Securities  and Exchange
          Commission  methodology  had been used  instead  of the CFA  Institute methodology.

     4.   Each of the  benchmark  indexes  for which  performance  is shown is a passive index that is comprised of common stock.  [Description of each
          Index to be Inserted in a Subsequent Filing].  The indexes reflect the
          reinvestment   of  dividends  but  do  not  reflect  fees,   brokerage
          commissions or other  expenses of investment.  You cannot invest in an index.

     5.   Past performance is not an indication of future results.

If  you  want  more  information   about  the  Funds,  the
following documents are available free upon request:

Annual/Semi-Annual Reports
                                                            The TIGERS Revenue Trust
Additional  information about each Fund's investments will
be available in the Fund's annual and semi-annual  reports  TIGERS Revenue-Weighted Large Cap Index Fund to  shareholders.  As of  the  date  of  this  prospectus,  TIGERS Revenue-Weighted Mid Cap Index Fund annual  and  semi-annual  reports  are not  yet  available  TIGERS Revenue-Weighted Small Cap Index Fund because the Funds have not commenced operations.
                                                            Prospectus
Statement of Additional Information (SAI)

The SAI  provides  more  detailed  information  about  the
Funds  and  is   incorporated   by  reference   into  this
prospectus (i.e., it is legally  considered a part of this
prospectus).

You may  obtain  free  copies  of the  Funds'  annual  and
semi-annual  reports and the SAI by  contacting  the Funds
directly   at    www.vtlassociates.com.    The   SAI   and
shareholder  reports  will also be available on the Funds'
website, www.vtltigers.com.

You may  review  and copy  information  about  the  Funds,  [__________], 2007 including  shareholder  reports and the SAI, at the Public
Reference Room of the  Securities and Exchange  Commission
in Washington,  D.C. You may obtain  information about the
operations of the SEC's Public  Reference  Room by calling
the SEC at  1-202-551-8090.  You may get copies of reports
and other information about the Funds:

o        For   a   fee,   by    electronic    request   at
     publicinfo@sec.gov  or by  writing  the SEC's  Public
     Reference Section, Washington, D.C.  20549-0102; or

o        Free  from  the  EDGAR   Database  on  the  SEC's
     Internet website at:  http://www.sec.gov.

                                      The TIGERS Revenue Trust
                                      Investment Company Act File No. 811-21993

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT COMPLETE AND
MAY BE  CHANGED.  WE MAY  NOT  SELL  THESE  SECURITIES  UNTIL  THE  REGISTRATION
STATEMENT FILED WITH THE SECURITIES AND EXCHANGE  COMMISSION IS EFFECTIVE.  THIS
STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND
IT IS NOT  SOLICITING  AN OFFER TO BUY THESE  SECURITIES  IN ANY STATE WHERE THE
OFFER OR SALE IS NOT PERMITTED.

                              Subject to Completion
     Preliminary Statement of Additional Information dated December 20, 2006

                            The TIGERS Revenue Trust

                       Statement of Additional Information

                                 [_______], 2007

The TIGERS  Revenue  Trust (the  "Trust") is an open-end  management  investment company that  currently  offers  shares in three  separate and distinct  series, representing  separate portfolios of investments (each individually  referred to as a "Fund," and collectively referred to as the "Funds"). Each Fund has its own investment objective. The three Funds are:

                  TIGERS Revenue-Weighted Large Cap Index Fund
                   TIGERS Revenue-Weighted Mid Cap Index Fund
                  TIGERS Revenue-Weighted Small Cap Index Fund

VTL Associates,  LLC ("VTL" or "Management") serves as the investment adviser to each Fund. The Bank of New York ("BONY") serves as the sub-adviser to each Fund.

This Statement of Additional  Information ("SAI") is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated [ ], 2007.
A copy of the  Prospectus  may be obtained by calling the Trust directly at [ ].
The Prospectus  contains more complete  information  about the Funds. You should read it carefully before investing.

--------------------------------------------------------------------------------
              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING  AND

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware  statutory  trust  organized on December  15, 2006.  The
Trust is a diversified, open-end management investment company, registered under the  Investment  Company Act of 1940,  as amended  (the "1940  Act").  The Trust currently  offers  shares  ("Shares")  of three  separate  series,  representing separate  portfolios of  investments:  TIGERS  Revenue-Weighted  Large Cap Index
Fund,  TIGERS  Revenue-Weighted  Mid Cap Index Fund and TIGERS  Revenue-Weighted
Small Cap Index Fund.

The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a  specified  number of Shares  (each a "Creation  Unit" or a "Creation  Unit
Aggregation"),  generally in exchange  for (1) a portfolio of equity  securities constituting  a  substantial  replication,  or  representation,  of  the  stocks
included  in  the  relevant  Fund's  corresponding   benchmark  index  ("Deposit
Securities") and (2) a small cash payment referred to as the "Cash Component."

The Funds'  Shares  have been  approved  for  listing  on the [Stock  Exchange], subject to notice of issuance. Fund Shares will trade on the [Stock Exchange] at market prices that may be below,  at or above NAV. Shares are redeemable only in
Creation Unit Aggregations and, generally,  in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of [50,000] Shares or more.  In the  event of the  liquidation  of a Fund,  the Trust may lower the number of Shares in a Creation Unit.

The  Trust  reserves  the  right to  offer a "cash"  option  for  creations  and redemptions  of Fund Shares,  although it has no current  intention of doing so.
Fund Shares may be issued in advance of receipt of Deposit Securities subject to various  conditions,  including a  requirement  to maintain on deposit  with the
Trust cash at least  equal to 105% of the market  value of the  missing  Deposit
Securities.  See the  "Creation and  Redemption  of Creation Unit  Aggregations"
section of this SAI. In each  instance of such cash  creations  or  redemptions, transaction  fees may be imposed that will be higher than the  transaction  fees associated with in-kind  creations or redemptions.  In all cases, such fees will be  limited in  accordance  with the  requirements  of the U.S.  Securities  and
Exchange  Commission (the "SEC") applicable to management  investment  companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

There  can  be no  assurance  that  the  requirements  of the  [Stock  Exchange]
necessary  to maintain  the  listing of Shares of each Fund will  continue to be met. The [Stock  Exchange]  may, but is not required to,  remove the Shares of a
Fund from listing if [Criteria for  Applicable  Stock  Exchange to be Inserted].
The [Stock  Exchange]  will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the  case  of  other  stocks  traded  on the  [Stock  Exchange],  brokers'
commissions  on  transactions  will be based on negotiated  commission  rates at customary levels.

The Trust  reserves  the right to adjust  the price  levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished  through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                               INVESTMENT POLICIES

Investment Strategies

In addition to the securities and financial  instruments described in the Funds'
Prospectus,  the  Funds are  authorized  to invest  in  certain  other  types of securities and financial  instruments,  as described  below. Not every Fund will invest in all of the types of  securities  and  financial  instruments  that are listed.

Cash and Short-Term Investments

A Fund may  invest  a  portion  of its  assets  in  short-term  debt  securities
(including repurchase  agreements) of corporations,  the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may  invest a portion  of its  assets in  shares  issued by money  market mutual funds. A Fund also may invest in collective  investment vehicles that are managed by an unaffiliated investment manager,  pending investment of the Fund's assets in portfolio securities.

Loans of Portfolio Securities

A Fund  may  lend its  portfolio  securities  to  qualified  broker-dealers  and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total  assets of the  Fund.  Collateral  will  consist  of U.S.  and
non-U.S.  securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in  collateral  in the event of default or  insolvency of a borrower of a
Fund's portfolio securities. There is also a risk that a Fund may not be able to recall  securities  while  they are on loan in time to vote  proxies  related to those securities.

The Funds  participate  in a securities  lending  program under which the Funds'
custodian  is  authorized  to  lend  Fund  portfolio   securities  to  qualified
institutional investors that post appropriate  collateral.  The Funds' custodian receives a portion of the interest  earned on any  reinvested  collateral  as an offset for the costs of the program.

Repurchase Agreements

When a Fund enters into a repurchase  agreement,  it purchases securities from a bank or broker-dealer,  which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price,  thereby  determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of  return  insulated  from  market  fluctuations  during  the  term of the agreement.  The term of a  repurchase  agreement  generally  is short,  possibly overnight or for a few days,  although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase  agreements  are  considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities  transferred  to the Fund.  Repurchase  agreements  will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a  repurchase  agreement  having  more than seven days  remaining  to maturity  if, as a result,  such  agreement,  together  with any other  illiquid securities held by the Fund,  would exceed 15% of the value of the net assets of the Fund.

Reverse Repurchase Agreements

Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities  dealers believed to be creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed price,  which is  generally  equal to the original  sales price plus  interest.  A Fund retains  record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved.  In connection with each reverse repurchase agreement  transaction,  a
Fund will direct its custodian to designate  cash, U.S.  government  securities, and liquid equity  securities  and/or debt  securities in an amount equal to the repurchase price.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by a Fund may decline below the price of the securities the
Fund has sold but is obligated to repurchase  under the agreement.  In the event the  buyer  of  securities  under  a  reverse  repurchase  agreement  files  for bankruptcy or becomes  insolvent,  a Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase  agreements are considered borrowings by a Fund and, as such, are subject to the same investment limitations.

Futures

A Fund may enter into contracts for the purchase or sale for future  delivery of securities or indices.

A purchase of a futures contract means the acquisition of a contractual right to obtain  delivery  to a Fund of the  securities  called for by the  contract at a specified  price on a specified  date.  When a futures  contract is sold, a Fund incurs a  contractual  obligation  to  deliver  the  securities  underlying  the contract at a specified price on a specified date.

When a Fund enters into a futures  transaction,  it must  deliver to the futures commission  merchant  selected by the Fund an amount referred to as the "initial margin." This amount is maintained either with the futures  commission  merchant or  in a  segregated  account  at  the  Funds'  custodian  bank.  Thereafter,  a
"variation  margin" may be paid by the Fund to, or drawn by the Fund from,  such account in  accordance  with  controls  set for such  accounts,  depending  upon changes  in the  price  of the  underlying  securities  subject  to the  futures contract. A Fund also may effect futures transactions through futures commission merchants  that are  affiliated  with VTL, BONY or the Fund in  accordance  with procedures  adopted  by the  Board.  While  futures  contracts  provide  for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such  purchases are  consistent  with the Fund's  investment  objective and restrictions  and are permitted  under the 1940 Act. The 1940 Act requires that, as determined  immediately after a purchase is made, (i) not more than 5% of the value of a Fund's  total  assets will be invested in the  securities  of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding  voting stock of any one investment company will be owned by a Fund.  Certain  exceptions to these limitations may apply, and the
Funds may also rely on any future  applicable  SEC rules or orders that  provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund's pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in  connection  with its own operations.

Segregated Assets

When engaging in (or  purchasing)  reverse  repurchase  agreements,  when-issued
securities,   options,   futures,   forward   contracts   or  other   derivative
transactions,  a Fund will cause its  custodian  to  earmark on the  custodian's books cash, U.S.  government  securities or other liquid  portfolio  securities, which shall be unencumbered  and  marked-to-market  daily.  (Any such assets and securities  designated  by the  custodian on its records are referred to in this
SAI as  "Segregated  Assets.")  Such  Segregated  Assets shall be  maintained in accordance with pertinent positions of the SEC.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund  without the  approval of a majority of the  outstanding voting  securities  (as defined in the 1940 Act) of the Fund.  Unless  otherwise indicated,  all percentage  limitations listed below apply to a Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a  relative  change in  values or from a change in a Fund's  total assets will not be considered a violation. Each Fund may not:

     (i)  Borrow money,  except to the extent  permitted by the 1940 Act, or any rules,  exemptions or interpretations  thereunder that may be adopted, granted or issued by the SEC;

     (ii) Act as an underwriter,  except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares;

     (iii) Make loans if, as a result,  more than 33?% of its total assets would be lent to other persons,  including other investment companies to the extent  permitted  by  the  1940  Act  or  any  rules,  exemptions  or interpretations  thereunder which may be adopted, granted or issued by the  SEC.  This  limitation  does  not  apply  to (1) the  lending  of portfolio securities, (2) the purchase of debt securities,  other debt instruments,  loan participations  and/or engaging in direct corporate loans in accordance  with its investment  goals and policies,  and (3)
          repurchase  agreements  to the  extent  the  entry  into a  repurchase agreement is deemed to be a loan;

     (iv) Purchase or sell real estate unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments  representing  interests in real estate or  securities  or instruments  of  issuers  that  invest,  deal or  otherwise  engage in transactions  in real estate or  interests  therein,  and (ii) making, purchasing or selling real estate mortgage loans;

     (v)  Purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent   the  Fund  from  (i)   engaging  in
          transactions  involving  currencies and futures  contracts and options thereon or (ii) investing in securities or other  instruments that are secured by physical commodities;

     (vi) Issue senior  securities,  except to the extent  permitted by the 1940
          Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; and

     (vii) Invest  more  than 25% of the  Fund's  net  assets in  securities  of
          issuers  in  any  one  industry  (other  than  securities   issued  or
          guaranteed  by  the  U.S.   government  or  any  of  its  agencies  or
          instrumentalities or securities of other investment companies), except that a Fund may invest  more than 25% of its net assets in  securities of issuers in the same industry to approximately  the same extent that the Fund's  corresponding  index  concentrates  in the securities of a particular industry or group of industries.

                             MANAGEMENT OF THE TRUST

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility  for managing the business and affairs of the Trust. The
Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Funds.

The Trustees and officers of the Trust,  along with their principal  occupations over the past five years and their  affiliations,  if any,  with VTL, are listed below.  The address of each  Trustee  and  officer of the Trust is One  Commerce
Square, 2005 Market Street, Suite 3320, Philadelphia, Pennsylvania 19103.

Independent Trustees

                                                                                      Number of
                                              Term of                                Portfolios
                                             Office(1)                                 in Fund
                              Position(s)   and Length                                Complex*          Other
                              Held with      of Time      Principal Occupation(s)   Overseen by     Directorships
       Name and Age              Trust        Served        During Past 5 Years        Trustee     Held by Trustee

Vincent DiStefano            Trustee        Since 2006   Orthopaedic Surgeon              3              None
(68)                                                     since 1970.

Lawrence A. Goldberg         Trustee        Since 2006   Attorney since 1972.             3              None
(66)

James C. McAuliffe           Trustee        Since 2006   Retired.  Police Officer         3              None
(55)                                                     from 1971 to 2004.

Christian W. Myers, III      Trustee        Since 2006   Firefighter from 1976 to         3              None
(54)                                                     present.

Interested Trustee

                                                                                      Number of
                                              Term of                                Portfolios
                                             Office(1)                                 in Fund
                              Position(s)   and Length                                Complex*          Other
                              Held with      of Time      Principal Occupation(s)   Overseen by     Directorships
       Name and Age              Trust        Served        During Past 5 Years        Trustee     Held by Trustee

Vincent T. Lowry             Chairman and   Since 2006   Chief Executive Officer          3              None
(55)                         Trustee                     of VTL from 2004 to
                                                         present; Managing
                                                         Director, Smith Barney,
                                                         Inc. from 1984 to 2004.

____________________

(1)  Each Trustee holds office for an indefinite term.
*    The "Fund Complex" consists of the Trust, which has three portfolios.
**   Mr. Lowry is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with VTL.

Officers

The officers of the Trust not named above are:

                                              Term of
                            Position(s)     Office+ and
        Name and           Held with the     Length of
           Age                 Trust        Time Served          Principal Occupation(s) During Past 5 Years

Louis C. Micciulla         Treasurer;      Since 2006     Registered  Representative,  New England Financial,  from
(43)                       Chief                          1997 to 2006; Vice  President,  VFIM,  Corp.  (investment
                           Financial                      manager) from 2003 to 2004; Registered  Representative of
                           Officer;                       Great  Eastern  Securities,  Inc.  from 2006 to  present;
                           Chief                          Chief  Operating  Officer  of VTL from  2006 to  present;
                           Compliance                     Chief Compliance Officer of VTL from 2004 to 2006.
                           Officer
Jennifer Folgia            Secretary       Since 2006     Operations Manager of VTL from 2004 to present; Sales
(33)                                                      Assistant, Smith Barney, Inc. from 2002 to 2004.

____________________

+    Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Share Ownership

As of  [__________],  2006, the Independent  Trustees did not own any securities
issued  by  VTL,  ALPS   Distributors,   Inc.   ("ALPS   Distributors"   or  the
"Distributor")  or BONY,  or any company  controlling,  controlled  by, or under common control with VTL, the Distributor or BONY. As of [__________], 2006, none of the Trust's Independent  Trustees or officers owned outstanding Shares of any of the Funds.

Trustees' Compensation

                                                                         Pension or                  Total
                                                   Annual                Retirement              Compensation
                                                 Aggregate            Benefits Accrued        From the Trust and
                                                Compensation           As Part of Fund           Fund Complex
                  Name                        From the Trust*             Expenses*            Paid to Trustees*

Independent Trustees

Vincent DiStefano, Trustee                         $5,000                   None                    $5,000

Lawrence A. Goldberg, Trustee                      $5,000                   None                    $5,000

James C. McAuliffe, Trustee                        $5,000                   None                    $5,000

Christian W. Myers, III, Trustee                   $5,000                   None                    $5,000

Interested Trustee

Vincent T. Lowry, Chairman and Trustee              None                    None                     None

____________________

* These figures  represent  estimates for the Trust's current fiscal year, which will end on December 31, 2007.

No officer of the Trust who is also an officer or employee of VTL  receives  any compensation  from the Trust for  services  to the  Trust.  The Trust  pays each
Trustee who is not  affiliated  with VTL $1,000 for each meeting  attended.  The
Trust also  reimburses  each  Trustee  and officer  for  out-of-pocket  expenses incurred in connection with travel and attendance at Board meetings.

Board Committees

Audit Committee.  [__________]  sit on the Trust's Audit  Committee,  and [Audit
Committee Chairman] is the Chairman of the Audit Committee.  The Audit Committee
has the responsibility,  among other things, to: (i) select, oversee and set the compensation of the Trust's independent  registered public accounting firm; (ii)
oversee the Trust's  accounting and financial  reporting policies and practices, its internal  controls  and, as  appropriate,  the internal  controls of certain service  providers;  (iii)  oversee the quality and  objectivity  of each Fund's financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison between the Trust's  independent  registered  public accounting firm and the full Board. The Audit Committee has not yet met.

Nominating  Committee.  [__________]  sit on the Trust's  Nominating  Committee.
[Nominating Committee Chairman] is the Chairman of the Nominating Committee. The
Nominating  Committee has the  responsibility,  among other things, to: (i) make recommendations  and consider  shareholder  recommendations  for nominations for
Board  members;   and  (ii)   periodically   review   independent  Board  member
compensation. The Nominating Committee has not yet met.

While the  Nominating  Committee is solely  responsible  for the  selection  and nomination of Trustee candidates, the Nominating Committee may consider nominees recommended  by  Fund  shareholders.  The  Nominating  Committee  will  consider recommendations  for nominees  from  shareholders  sent to the  Secretary of the
Trust, c/o VTL Associates,  LLC, One Commerce Square, 2005 Market Street,  Suite
3320, Philadelphia, Pennsylvania 19103. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations  or proxy  statements for the election of Trustees,  as well as information sufficient to evaluate the individual's  qualifications.  Nomination submissions  must be accompanied by a written consent of the individual to stand for  election  if  nominated  by  the  Board  and to  serve  if  elected  by the shareholders,  and such additional  information  must be provided  regarding the recommended nominee as reasonably requested by the Nominating Committee.

Control Persons and Principal Holders of Securities

As of [__________],  2006, VTL, as the Trust's sole  shareholder,  owned 100% of all  outstanding  Shares  of the  Trust  and  thus may be  deemed a  controlling shareholder of the Trust until additional shareholders purchase Shares.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed to control the Trust under the  provisions of the 1940 Act. Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Trust.

                   INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
                         AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania  limited  liability  company located at One Commerce Square,
2005 Market Street, Suite 3320, Philadelphia,  Pennsylvania 19103, serves as the investment  advisor  to the  Funds.  Vincent  T.  Lowry is the  majority  owner,
Chairman and Managing Member of VTL. VTL is registered as an investment  adviser under the Investment Advisers Act of 1940 (the "Advisers Act") with the SEC.

VTL  provides  investment  advisory  services  to  each  Fund  pursuant  to  the
Investment Advisory Agreement dated [__________], between the Trust and VTL (the
"Advisory Agreement"). Pursuant to the Advisory Agreement, the Trust employs VTL generally to manage the investment and  reinvestment of the assets of the Funds.
Pursuant to the  Advisory  Agreement,  each Fund pays VTL a fee for managing the
Fund's  investments  that are  calculated  as a percentage  of the Fund's assets under  management.  The table below  provides the total  advisory fee payable by each Fund:

Fund                                                  Advisory Fee

TIGERS Revenue-Weighted Large Cap Index Fund             0.50%
TIGERS Revenue-Weighted Mid Cap Index Fund               0.55%
TIGERS Revenue-Weighted Small Cap Index Fund             0.55%

Sub-Adviser

BONY,  located  at One Wall  Street,  New York,  New York  10286,  serves as the sub-adviser  for  each  Fund.  BONY is  responsible  for the  Funds'  day to day investment  and cash  management.  VTL  pays  BONY  for  providing  sub-advisory services  for each Fund at an annual rate of 0.04% of the Fund's  average  daily net assets.

Portfolio Managers

Other Accounts Managed by the Portfolio Managers.

[To be Added in Subsequent Filing]

Description of Material  Conflicts of Interest.  Because the portfolio  managers manage multiple portfolios for multiple clients,  the potential for conflicts of interest exists.  Each portfolio  manager  generally  manages  portfolios having substantially  the same investment style as the Funds.  However,  the portfolios managed by a portfolio manager may not have portfolio  compositions identical to those of the Funds  managed  by the  portfolio  manager  due,  for  example,  to specific  investment  limitations  or guidelines  present in some  portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio  may vary from the  performance  of  securities  purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly  contrary to investment  decisions made on behalf of the Fund, or make  investment  decisions  that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions.  For example, a portfolio manager may purchase a security in one  portfolio  while  appropriately  selling that same  security in another  portfolio.  In addition,  some of these  portfolios have fee structures that are or have the  potential to be higher than the advisory  fees paid by the
Fund,  which can cause  potential  conflicts  in the  allocation  of  investment opportunities between the Fund and the other accounts. However, the compensation
structure  for  portfolio  managers  (see  "Portfolio   Manager   Compensation")
generally  does not provide any  incentive  to favor one  account  over  another because that part of a manager's  bonus based on performance is not based on the performance of one account to the exclusion of others.

Portfolio Manager  Compensation.  For his services as a portfolio manager of the
Funds and other accounts, Mr. Lowry receives an annual salary from VTL.

As of October 31, 2006,  each BONY portfolio  manager's  compensation  generally consisted of base salary,  bonus and various  long-term  incentive  compensation vehicles,  if eligible.  In addition,  portfolio  managers were eligible for the standard  retirement  benefits and health and welfare benefits  available to all employees.  Each BONY  portfolio  manager's  base  salary is  determined  by the manager's  experience  and  performance  in the role,  taking  into  account the ongoing compensation  benchmark analyses performed by the BONY's Human Resources
Department.  Each BONY  portfolio  manager's  base  salary is  generally a fixed amount that may change as a result of periodic  reviews,  upon assumption of new duties, or when a market adjustment of the position occurs.  Each BONY portfolio manager's  bonus is  determined  by a number of  factors.  One  factor is gross, pre-tax  performance of a Fund relative to expectations  for how the Fund should have performed, given its objectives,  policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a Fund's portfolio.

For each Fund, the performance  factor depends on how the BONY portfolio manager performs  relative  to the  Fund's  benchmark  and the  Fund's  peer  group over one-year and three-year time periods.  Additional  factors include the portfolio manager's  contributions  to the  investment  management  functions  within  the
sub-asset   class,   contributions   to  the  development  of  other  investment
professionals  and  supporting  staff,  and overall  contributions  to strategic planning and decisions for the investment  group. The bonus is paid on an annual basis.

Portfolio Managers'  Ownership of Shares of the Funds. As of [__________],  none of the portfolio managers owned Shares of the Funds.

Administrator and Fund Accountant

BONY serves as  Administrator  and Fund Accountant for the Funds.  Its principal address  is  One  Wall  Street,  New  York,  New  York  10286.  Under  the  Fund
Administration and Accounting  Agreement with the Trust, BONY provides necessary administrative,  tax,  accounting  services,  and  financial  reporting  for the maintenance  and operations of the Trust and each Fund. In addition,  BONY makes available the office space,  equipment,  personnel  and  facilities  required to provide  such  services.  Pursuant  to the Fund  Administration  and  Accounting
Agreement  between  BONY and the  Trust,  each Fund has  agreed to pay an annual administrative  services fee of [___] % of its average  daily net assets.  As of the date of this SAI, the Funds have not paid any administration fees.

Custodian and Transfer Agent

BONY also serves as  custodian  for the Funds  pursuant to a Custody  Agreement.
Under the Custody  Agreement with the Trust, BONY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records  related to these  services,  and provides other  services.  BONY is required, upon the order of the Trust, to deliver securities held by BONY and to make payments for securities  purchased by the Trust for each Fund.  Pursuant to the Custody Agreement between BONY and the Trust, each Fund has agreed to pay an annual  custody fee of [___] of its average daily net assets.  As of the date of this SAI, the Funds have not paid any custody fees.

Pursuant to a Transfer Agency and Services  Agreement with the Trust,  BONY acts as transfer  agent for each Fund's  authorized  and issued  shares of beneficial interest,  and as dividend disbursing agent of the Trust. BONY may be reimbursed by the Funds for its out-of-pocket expenses. Pursuant to the Transfer Agency and
Services  Agreement  between BONY and the Trust,  each Fund has agreed to pay an annual  minimum  transfer  agency fee of [___].  As of the date of this SAI, the
Funds have not paid any transfer agency fees.

Distributor

ALPS Distributors, located at 1625 Broadway, Suite 2200, Denver, Colorado 80202,
is the Distributor of the Funds' Shares. The Distributor intends to enter into a
Distribution  Agreement  with the Trust  pursuant to which it  distributes  Fund
Shares.  Shares  are  continuously  offered  for sale by each Fund  through  the
Distributor only in Creation Unit  Aggregations,  as described in the Prospectus
and  below  under  the  heading   "Creation  and  Redemption  of  Creation  Unit
Aggregations."

Rule 12b-1 Plan

The Trust has adopted a  Distribution  and Service  Plan  pursuant to Rule 12b-1 under the 1940 Act (the  "Plan")  to  compensate  persons  who  provide  certain marketing or distribution-related  services for the Funds. The Plan provides for payments at an annual rate of 0.025% of each Fund's average daily net assets.

Under the Plan and as required  by Rule 12b-1,  the  Trustees  will  receive and review after the end of each calendar  quarter a written report  provided by the
Distributor  of the  amounts  expended  under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund's method of  distribution.  However,  no such fee is currently  charged to the Funds, and there are no plans in place to impose such a fee.

Independent Registered Public Accounting Firm

[_________],  [Address],  the Trust's  independent  registered public accounting firm, examines each Fund's financial statements and may provide other audit, tax and related services.

Counsel

Stradley  Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,  Philadelphia,
Pennsylvania 19103, serves as counsel to the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust  regarding  purchases  and sales of  securities  is that primary  consideration  will be given to obtaining the most favorable prices and
efficient  executions  of  transactions.   Consistent  with  this  policy,  when
securities  transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable  without  necessarily determining that the lowest possible  commissions are paid in all circumstances.
In seeking to determine the reasonableness of brokerage  commissions paid in any transaction,  VTL relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies,  VTL and BONY effect  transactions with those  brokers and dealers  that they  believe  provide the most  favorable prices and are capable of providing  efficient  executions.  VTL and BONY do not currently participate in soft dollar transactions with respect to the Funds.

VTL assumes general  supervision  over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities  by a Fund and one or more  other  investment  companies  or  clients supervised by VTL are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients  in a  manner  deemed  equitable  to all by  VTL.  In some  cases,  this procedure  could have a detrimental  effect on the price or volume of a security purchased or sold for the Funds.  However,  in other cases,  it is possible that the  ability  to  participate  in volume  transactions  and to  negotiate  lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the
Trust's portfolio holdings.  The Board of Trustees of the Trust must approve all material  amendments to this policy.  The Funds' portfolio holdings are publicly disseminated  each  day the  Funds  are  open  for  business  through  financial reporting and news services,  including publicly  accessible Internet web sites.
In addition,  a basket  composition  file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components,  is publicly disseminated daily prior to the opening of the  [Stock  Exchange]  via  the  National  Securities  Clearing  Corporation
("NSCC"). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to VTL the  responsibility  to vote proxies with respect to the  portfolio  securities  held by the Funds.  VTL has adopted  policies and procedures with respect to voting proxies  relating to securities held in client accounts for which it has discretionary authority.  Information on how VTL voted proxies on behalf of the Funds relating to portfolio  securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained
(i)   without   charge,   upon   request,   through   the   Funds'   website  at
www.vtltigers.com;  and (ii) on the SEC's website at  http://www.sec.gov  or the
EDGAR database on the SEC's website.  Proxy voting policies for VTL and BONY are included as Appendix A to this SAI.

Codes of Ethics

Pursuant to Rule 17j-1 under the 1940 Act,  the Board of Trustees  has adopted a
Code of Ethics  for the Trust and  approved  Codes of Ethics  adopted by VTL and
BONY  (collectively  the  "Codes").  The Codes are  intended  to ensure that the interests  of  shareholders  and other  clients are placed ahead of any personal interest,  that  no  undue  personal  benefit  is  obtained  from  the  person's employment  activities  and that actual and potential  conflicts of interest are avoided. The Codes apply to the personal investing activities of the officers of the Trust and VTL ("Access  Persons").  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access  Persons.  Under the Codes,  Access Persons are permitted to engage in personal  securities  transactions,  but are required to report  their  personal securities  transactions  for monitoring  purposes.  The Codes permit  personnel subject to the Codes to invest in  securities  subject  to certain  limitations, including  securities  that may be  purchased  or held by a Fund.  In  addition, certain  Access  Persons are  required to obtain  approval  before  investing in initial public offerings or private  placements.  The Codes are on file with the
SEC, and are available to the public.

                       CAPITAL STOCK AND OTHER SECURITIES

Each Fund is  authorized  to issue an unlimited  number of Shares of  beneficial interest  without par value.  Each Share of  beneficial  interest  represents an equal  proportionate  interest in the assets and liabilities of the Fund and has identical  voting,  dividend,  redemption,  liquidation  and  other  rights  and preferences as the other Shares of the Fund.

Under  Delaware  law,  the Trust is not  required  to,  and the  Trust  does not presently intend to, hold regular annual meetings of  shareholders.  Meetings of the  shareholders  of one or more of the  Funds may be held from time to time to consider certain matters,  including changes to a Fund's fundamental  investment policies, changes to the Management Agreement, and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with  proportionate  voting  for  fractional  Shares.  The
Shares  of a Fund do not have  cumulative  voting  rights or any  preemptive  or conversion rights, and the Trustees have authority, from time to time, to divide or combine  the Shares of the Fund into a greater or lesser  number of Shares so affected.  In the case of a liquidation of a Fund, each  shareholder of the Fund will be entitled to share, based upon the shareholder's percentage ownership, in the distribution of assets,  net of liabilities,  of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders,  all Shares shall vote in the aggregate without  differentiation  between the Shares of the separate Funds or separate  Classes,  if any; provided that (i) with respect to any matter that affects only the  interests  of some but not all Funds,  then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter,
(ii) with respect to any matter that affects only the  interests of some but not all Classes,  then only the Shares of such affected Classes,  voting separately, shall  be  entitled  to  vote  on the  matter;  and  (iii)  notwithstanding  the foregoing,  with  respect  to any  matter  as to  which  the  1940  Act or other applicable  law or  regulation  requires  voting by Fund or by  Class,  then the
Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled "Book Entry."

DTC Acts as  Securities  Depository  for Fund  Shares.  Shares  of the Funds are
represented  by  securities  registered  in the name of DTC or its  nominee  and deposited with, or on behalf of, DTC.

DTC, a  limited-purpose  trust  company,  was created to hold  securities of its participants  (the "DTC  Participants")  and to  facilitate  the  clearance  and settlement  of  securities  transactions  among  the  DTC  Participants  in such securities  through  electronic  book-entry  changes  in  accounts  of  the  DTC
Participants,  thereby  eliminating the need for physical movement of securities certificates.  DTC Participants  include securities brokers and dealers,  banks, trust companies, clearing corporations and certain other organizations,  some of whom (and/or their representatives) own DTC. More specifically,  DTC is owned by a number of its DTC  Participants  and by the New York Stock Exchange  ("NYSE"),
the  American  Stock  Exchange  and the NASD.  Access to the DTC  system is also available to others such as banks,  brokers,  dealers and trust  companies  that clear  through or  maintain a  custodial  relationship  with a DTC  Participant, either directly or indirectly (the "Indirect Participants").

Beneficial  ownership  of  Shares  is  limited  to  DTC  Participants,  Indirect
Participants and persons holding interests through DTC Participants and Indirect
Participants.  Ownership  of  beneficial  interests  in Shares  (owners  of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected  only through,  records  maintained by
DTC (with respect to DTC  Participants)  and on the records of DTC  Participants
(with respect to Indirect  Participants  and Beneficial  Owners that are not DTC
Participants).   Beneficial   Owners  will  receive  from  or  through  the  DTC
Participant  a  written  confirmation  relating  to their  purchase  and sale of
Shares.  No  Beneficial  Owner  shall  have the right to  receive a  certificate representing such Shares.

Conveyance of all notices,  statements  and other  communications  to Beneficial
Owners is effected as follows.  Pursuant to the Depositary Agreement between the
Trust and DTC,  DTC is required to make  available to the Trust upon request and for a fee to be  charged  to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of  Beneficial  Owners  holding  Shares,  directly or  indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such  notice,  statement  or other  communication,  in such form, number and at such place as such DTC  Participant  may  reasonably  request,  in order that such notice,  statement or  communication  may be transmitted by such
DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement  for the expenses  attendant to such  transmittal,  all subject to applicable statutory and regulatory requirements.

Fund  distributions  shall  be made to DTC or its  nominee,  Cede & Co.,  as the registered  holder of all Fund Shares.  DTC or its nominee,  upon receipt of any such  distributions,  shall immediately  credit DTC Participants'  accounts with payments in amounts  proportionate to their respective  beneficial  interests in
Shares of the Fund as shown on the  records of DTC or its  nominee.  Payments by
DTC Participants to Indirect  Participants and Beneficial  Owners of Shares held through  such DTC  Participants  will be governed by standing  instructions  and customary practices, as is now the case with securities held for the accounts of customers  in bearer  form or  registered  in a "street  name,"  and will be the responsibility of such DTC Participants.

The Trust has no  responsibility  or  liability  for any  aspect of the  records relating to or notices to  Beneficial  Owners,  or  payments  made on account of beneficial  ownership interests in such Shares, or for maintaining,  supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship  between such DTC  Participants  and the Indirect  Participants and
Beneficial  Owners  owning  through  such DTC  Participants.  DTC may  decide to discontinue  providing  its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under  applicable  law. Under such  circumstances,  the Trust shall take action to find a  replacement  for DTC to perform its  functions at a comparable cost.

              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation  Unit
Aggregations  on a continuous  basis  through the  Distributor,  without a sales load,  at their NAVs next  determined  after  receipt,  on any  Business Day (as defined below), of an order in proper form.

A "Business  Day" is any day on which the NYSE is open for  business.  As of the date of this SAI, the NYSE  observes  the  following  holidays:  New Year's Day,
Martin Luther King, Jr. Day, Washington's Birthday,  Good Friday,  Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities  and Deposit or Delivery of Cash.  The  consideration  for purchase of  Creation  Unit  Aggregations  of a Fund  generally  consists of the in-kind  deposit of a designated  portfolio of equity  securities--the  "Deposit
Securities"--per  each  Creation  Unit  Aggregation  constituting  a substantial replication  of the stocks  included in the Fund's  corresponding  index  ("Fund
Securities") and an amount of cash--the "Cash  Component"--computed as described below.  Together,  the Deposit Securities and the Cash Component  constitute the
"Fund Deposit," which  represents the minimum initial and subsequent  investment amount for a Creation Unit Aggregation of a Fund.

The Cash  Component is sometimes also referred to as the Balancing  Amount.  The
Cash Component serves the function of compensating  for any differences  between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).
The Cash Component is an amount equal to the  difference  between the NAV of the
Fund Shares (per Creation Unit Aggregation) and the "Deposit  Amount"--an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit
Amount), the creator will deliver the Cash Component. If the Cash Component is a negative  number (i.e.,  the NAV per Creation Unit  Aggregation is less than the
Deposit Amount), the creator will receive the Cash Component.

The Funds'  custodian,  through the NSCC (discussed  below),  makes available on each  Business  Day,  prior to the opening of  business on the [Stock  Exchange]
(currently  9:30 a.m.,  Eastern  Time),  the list of the names and the  required number of shares of each  Deposit  Security to be  included in the current  Fund
Deposit (based on information at the end of the previous  Business Day) for each
Fund.  Such Fund Deposit is applicable,  subject to any adjustments as described below,  in order to effect  creations of Creation Unit  Aggregations of the Fund until such time as the  next-announced  composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities  required for a Fund
Deposit for a Fund  changes as  rebalancing  adjustments  and  corporate  action events are reflected within the Fund from time to time by VTL with a view to the investment  objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments  to the  composition of the stocks in the
Fund's corresponding index.

In addition,  the Trust reserves the right to permit or require the substitution of an amount of  cash--i.e.,  a "cash in lieu"  amount--to  be added to the Cash
Component  to  replace  any  Deposit  Security  that  may  not be  available  in sufficient  quantity  for  delivery  or that may not be  eligible  for  transfer through the systems of DTC or the Clearing Process  (discussed  below), or which might not be  eligible  for  trading by an  Authorized  Participant  (as defined below)  or the  investor  for  which  it is  acting  or other  relevant  reason.
Brokerage  commissions  incurred in connection  with the  acquisition of Deposit
Securities  not eligible  for transfer  through the systems of DTC and hence not eligible for transfer through the Clearing Process  (discussed below) will be at the  expense  of the Fund and will  affect  the  value of all  Shares;  but VTL, subject to the approval of the Board of Trustees, may adjust the transaction fee within the  parameters  described  above to protect  ongoing  shareholders.  The adjustments  described  above will reflect  changes  known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition  of  the  Fund's  corresponding  index  or  resulting  from  certain corporate actions.

Procedures for Creation of Creation Unit  Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a  "Participating  Party," i.e., a broker-dealer  or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"),  a clearing agency that is registered with the SEC; or (ii) a DTC Participant  (see the "Book Entry Only System"  section), and, in each case,  must have executed an agreement with the  Distributor,  with respect to creations and redemptions of Creation Unit Aggregations ("Participant
Agreement")  (discussed  below).  A Participating  Party and DTC Participant are collectively  referred  to  as an  "Authorized  Participant."  Investors  should contact  the  Distributor  for the names of  Authorized  Participants  that have signed a  Participant  Agreement.  All Fund  Shares,  however  created,  will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC
Participant.

All orders to create  Creation Unit  Aggregations,  whether through the Clearing
Process (through a Participating Party) or outside the Clearing Process (through a DTC  Participant),  must be  received  by the  Distributor  no later  than the closing time of the regular  trading session on the [Stock  Exchange]  ("Closing
Time")  (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for  creation of Creation  Unit  Aggregations  to be effected based on the NAV of  Shares  of a Fund as next  determined  on such  date  after receipt of the order in proper  form.  In the case of custom  orders,  the order must be received by the Distributor no later than 3:00 p.m.  Eastern Time on the trade date. A custom  order may be placed by an  Authorized  Participant  in the event that the Trust permits or requires the  substitution  of an amount of cash to be added to the Cash Component to replace any Deposit  Security which may not be  available in  sufficient  quantity for delivery or which may not be eligible for  trading by such  Authorized  Participant  or the  investor  for which it is acting or other relevant  reason.  The date on which an order to create Creation
Unit  Aggregations  (or an  order  to  redeem  Creation  Unit  Aggregations,  as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized  Participant by telephone or other  transmission method  acceptable to the  Distributor  pursuant to procedures  set forth in the
Participant Agreement, as described below (see the "Placement of Creation Orders
Using Clearing  Process" and the "Placement of Creation Orders Outside  Clearing
Process"  sections).  Severe  economic  or market  disruptions  or  changes,  or telephone  or other  communication  failure  may impede the ability to reach the
Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation
Unit  Aggregations  shall be placed with an Authorized  Participant  in the form required by such Authorized Participant. In addition, the Authorized Participant may  request  the  investor  to  make  certain  representations  or  enter  into agreements  with  respect to the order,  e.g.,  to provide for payments of cash, when required.  Investors should be aware that their  particular  broker may not have executed a  Participant  Agreement  and that,  therefore,  orders to create
Creation Unit  Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there  may be only a limited  number of  broker-dealers  that  have  executed  a
Participant  Agreement.  Those  placing  orders for Creation  Unit  Aggregations through the Clearing  Process  should  afford  sufficient  time to permit proper submission  of the order to the  Distributor  prior to the  Closing  Time on the
Transmittal  Date.  Orders for  Creation  Unit  Aggregations  that are  effected outside  the  Clearing  Process  are  likely to require  transmittal  by the DTC
Participant  earlier on the  Transmittal  Date than  orders  effected  using the
Clearing  Process.  Those persons  placing orders  outside the Clearing  Process should  ascertain the deadlines  applicable to DTC and the Federal  Reserve Bank wire system by contacting the operations  department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the
process  of  creating  or  redeeming  Creation  Unit  Aggregations  through  the
Continuous  Net  Settlement  System of the NSCC.  Fund Deposits made through the
Clearing  Process  must be  delivered  through a  Participating  Party  that has executed a Participant  Agreement.  The  Participant  Agreement  authorizes  the
Distributor  to  transmit  through  the  Custodian  to NSCC,  on  behalf  of the
Participating  Party,  such trade  instructions  as are  necessary to effect the
Participating  Party's  creation order.  Pursuant to such trade  instructions to
NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust,  together with such additional  information as may be  required  by the  Distributor.  An  order  to  create  Creation  Unit
Aggregations  through the Clearing Process is deemed received by the Distributor on the  Transmittal  Date if (i) such order is received by the  Distributor  not later  than the  Closing  Time on such  Transmittal  Date  and  (ii)  all  other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation  Orders  Outside  Clearing  Process.  Fund  Deposits  made outside the Clearing  Process must be delivered  through a DTC Participant  that has executed a Participant Agreement pre-approved by VTL and the Distributor.  A
DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected  outside the Clearing Process must state that the DTC Participant is not using  the  Clearing  Process  and that the  creation  of  Creation  Unit
Aggregations  will instead be effected through a transfer of securities and cash directly  through  DTC.  The Fund  Deposit  transfer  must be ordered by the DTC
Participant  on the  Transmittal  Date in a timely  fashion  so as to ensure the delivery  of the  requisite  number of  Deposit  Securities  through  DTC to the account of a Fund by no later than 11:00 a.m.,  Eastern  Time,  of the following the Transmittal Date.

All questions as to the number of Deposit  Securities  to be delivered,  and the validity,  form and  eligibility  (including time of receipt) for the deposit of any tendered  securities,  will be determined by the Trust, whose  determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Funds' custodian through the Federal Reserve Bank wire  transfer  system in a timely  manner so as to be  received  by the  Funds'
custodian  no later than 2:00  p.m.,  Eastern  Time,  on the next  Business  Day immediately  following such  Transmittal  Date. An order to create Creation Unit
Aggregations  outside the Clearing Process is deemed received by the Distributor on the  Transmittal  Date if (i) such order is received by the  Distributor  not later  than the  Closing  Time on such  Transmittal  Date;  and  (ii) all  other procedures  set  forth  in the  Participant  Agreement  are  properly  followed.
However,  if the Funds'  custodian  does not receive both the  required  Deposit
Securities  and the Cash  Component  by 11:00  a.m.  Eastern  Time and 2:00 p.m.
Eastern Time,  respectively,  on the next Business Day immediately following the
Transmittal  Date,  such  order will be  canceled.  Upon  written  notice to the
Distributor,  such canceled order may be resubmitted the following  Business Day using a Fund Deposit as newly  constituted  to reflect the then current  Deposit
Securities and Cash  Component.  The delivery of Creation Unit  Aggregations  so created will occur no later than the third (3rd)  Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the  Clearing  Process  (through a DTC  participant)  and in the limited circumstances  in which any cash can be used in lieu of  Deposit  Securities  to create Creation Units. (See "Creation Transaction Fee" section below).

Creation Unit  Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable  Deposit  Securities as described  below.  In these circumstances,  the initial deposit will have a value greater than the NAV of the Fund  Shares on the date the order is placed  in proper  form  since,  in addition to available  Deposit  Securities,  cash must be deposited in an amount equal to the sum of (i) the Cash  Component,  plus (ii) 105% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit").

The order shall be deemed to be received on the  Business Day on which the order is placed  provided  that the order is placed in proper form prior to 4:00 p.m.,
Eastern  Time on such  date and  federal  funds in the  appropriate  amount  are deposited  with the Funds'  custodian by 11:00 a.m.  Eastern Time the  following
Business  Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business
Day, then the order may be deemed to be canceled and the Authorized  Participant shall  be  liable  to the Fund  for  losses,  if any,  resulting  therefrom.  An additional  amount of cash shall be  required  to be  deposited  with the Trust, pending  delivery of the missing Deposit  Securities to the extent  necessary to maintain the Additional  Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing  Deposit  Securities.
To the extent that  missing  Deposit  Securities  are not  received by 1:00 p.m.
Eastern Time on the third  Business Day  following the day on which the purchase order is deemed received by the  Distributor or in the event a  marked-to-market payment is not made  within  one  Business  Day  following  notification  by the
Distributor  that  such a  payment  is  required,  the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be  liable to the  Trust  and the Fund for the  costs  incurred  by the Trust in connection  with any such  purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit  Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the  Distributor  plus the brokerage and related  transaction  costs associated with such purchases.  The Trust will return any unused portion of the
Additional  Cash Deposit once all of the missing  Deposit  Securities  have been properly  received  by the  Funds'  custodian  or  purchased  by the  Trust  and deposited into the Trust. In addition,  a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit  Aggregations so created will occur no later than the third  Business Day  following the day on which the purchase order is deemed received by the Distributor.

Acceptance  of Orders for Creation  Unit  Aggregations.  The Trust  reserves the absolute right to reject a creation order  transmitted to it by the  Distributor in  respect  of a Fund  if:  (i) the  order  is not in  proper  form;  (ii)  the investor(s),  upon obtaining the Fund Shares  ordered,  would own 80% or more of the  currently  outstanding  Shares of any Fund;  (iii) the  Deposit  Securities
delivered  are not as  disseminated  for that date by the Funds'  custodian,  as described  above;  (iv) acceptance of the Deposit  Securities would have certain adverse tax  consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel,  be  unlawful;  (vi)  acceptance  of the Fund Deposit would  otherwise,  in the discretion of the Trust or VTL, have an adverse effect on the Trust or the  rights of  beneficial  owners;  or (vii) in the event  that circumstances  outside  the  control of the Trust,  the  Funds'  custodian,  the
Distributor and VTL make it, for all practical  purposes,  impossible to process creation  orders.  Examples of such  circumstances  include acts of God;  public service or utility problems such as fires,  floods,  extreme weather  conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities  causing  trading  halts;  systems  failures  involving computer or other  information  systems  affecting  the Trust,  VTL,  BONY,  the
Distributor,  DTC,  NSCC,  the Funds'  custodian or  sub-custodian  or any other participant  in the creation  process,  and similar  extraordinary  events.  The
Distributor  shall notify a  prospective  creator of a Creation  Unit and/or the
Authorized  Participant  acting  on behalf of such  prospective  creator  of its rejection  of the order of such person.  The Trust,  the Funds'  custodian,  any
sub-custodian  and  the  Distributor  are  under  no  duty,   however,  to  give
notification of any defects or  irregularities  in the delivery of Fund Deposits nor  shall any of them  incur any  liability  for the  failure  to give any such notification.  All  questions as to the number of shares of each security in the
Deposit  Securities  and the validity,  form,  eligibility,  and  acceptance for deposit of any securities to be delivered shall be determined by the Trust,  and the Trust's determination shall be final and binding.

Creation  Transaction  Fee.  Investors  will be required to pay a fixed creation transaction  fee,  described  below,  regardless of the number of creations made each day. An  additional  charge of up to four times the fixed  transaction  fee
(expressed  as a  percentage  of the  value of the  Deposit  Securities)  may be imposed for (i) creations  effected outside the Clearing Process;  and (ii) cash
creations  (to  offset  the  Trust's   brokerage  and  other  transaction  costs
associated  with using  cash to  purchase  the  requisite  Deposit  Securities).
Investors  are  responsible  for  the  costs  of  transferring   the  securities
constituting  the Deposit  Securities to the account of the Trust.  The Standard
Creation/Redemption  Transaction Fee for each Fund will be $[_____]. The Maximum
Creation/Redemption Transaction Fee for each Fund will be $[_____].

Redemption  of Fund Shares in Creation  Units  Aggregations.  Fund Shares may be
redeemed only in Creation Unit  Aggregations at their NAV next determined  after receipt of a  redemption  request in proper  form by a Fund  through  the Funds'
transfer  agent and only on a Business  Day.  A Fund will not  redeem  Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary  market to constitute a Creation Unit Aggregation in order to have such Shares  redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit  assembly of a Creation Unit  Aggregation.  Investors  should expect to incur  brokerage  and other  costs in  connection  with  assembling  a sufficient  number of Fund  Shares to  constitute  a  redeemable  Creation  Unit
Aggregation.  Each Fund's custodian,  through the NSCC, makes available prior to the opening of business on the [Stock  Exchange]  (currently 9:30 a.m.,  Eastern
Time) on each  Business  Day, the identity of the Fund  Securities  that will be applicable  (subject to possible amendment or correction) to redemption requests received  in proper  form (as  described  below) on that  day.  Fund  Securities received on  redemption  may not be  identical  to Deposit  Securities  that are applicable to creations of Creation Unit  Aggregations.  Unless cash redemptions are available or specified for a Fund,  the  redemption  proceeds for a Creation
Unit  Aggregation  generally  consist of Fund  Securities--as  announced  on the
Business  Day of the request for  redemption  received in proper  form--plus  or minus  cash in an amount  equal to the  difference  between  the NAV of the Fund
Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"),  less a  redemption  transaction  fee as  listed  below.  In the  event  that the Fund
Securities have a value greater than the NAV of the Fund Shares,  a compensating cash  payment  equal to the  difference  is required to be made by or through an
Authorized Participant by the redeeming shareholder. The right of redemption may be suspended or the date of payment  postponed  (i) for any period  during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period  during which trading on the NYSE is suspended or  restricted;  (iii)
for any period during which an emergency exists as a result of which disposal of the  Shares  of the  Fund or  determination  of a Fund's  NAV is not  reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption  Transaction  Fee. A redemption  transaction fee is imposed to offset transfer  and  other  transaction  costs  that  may be  incurred  by a Fund.  An additional  variable  charge for cash  redemptions  (when cash  redemptions  are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring  the Fund Securities from the Trust to their account or on their  order.  Investors  who  use  the  services  of a  broker  or  other  such intermediary in addition to an Authorized  Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation
Unit  Aggregations  through the Clearing  Process  must be  delivered  through a
Participating  Party that has executed the  Participant  Agreement.  An order to redeem Creation Unit Aggregations  using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds'
transfer agent not later than 4:00 p.m. Eastern Time on such  Transmittal  Date, and  (ii) all  other  procedures  set  forth in the  Participant  Agreement  are properly followed;  such order will be effected based on the NAV of the relevant
Fund as next determined. An order to redeem Creation Unit Aggregations using the
Clearing  Process  made in proper form but received by the Trust after 4:00 p.m.
Eastern  Time will be  deemed  received  on the next  Business  Day  immediately following the  Transmittal  Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption
Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement  of  Redemption  Orders  Outside  Clearing  Process.  Orders to redeem
Creation  Unit  Aggregations  outside the  Clearing  Process  must be  delivered through a DTC  Participant  that has executed the Participant  Agreement.  A DTC
Participant  who  wishes  to place an order  for  redemption  of  Creation  Unit
Aggregations to be effected outside the Clearing Process must state that the DTC
Participant  is not using the Clearing  Process and that  redemption of Creation
Unit  Aggregations  will  instead be  effected  through  transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations  outside the
Clearing  Process is deemed received by the Trust on the Transmittal Date if (i)
such order is  received by the Funds'  transfer  agent not later than 4:00 p.m.,
Eastern  Time on such  Transmittal  Date;  (ii)  such  order is  accompanied  or followed by the requisite  number of Shares of the Fund,  which delivery must be made through DTC to the Funds'  custodian no later than 11:00 a.m.  Eastern Time
(for the Fund  Shares),  on the next  Business Day  immediately  following  such
Transmittal  Date (the "DTC  Cut-Off-Time")  and 2:00 p.m.  Eastern Time for any
Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant  Agreement are properly followed.  After the Trust has deemed an order for redemption  outside the Clearing Process  received,  the Trust will initiate  procedures to transfer the requisite Fund Securities that are expected to be delivered  within three Business Days and the Cash Redemption  Amount,  if any, owed to the redeeming  Beneficial  Owner to the  Authorized  Participant on
behalf of the redeeming Beneficial Owner by the third Business Day following the
Transmittal Date on which such redemption order is deemed received by the Trust.
The  calculation  of the value of the Fund  Securities  and the Cash  Redemption
Amount  to be  delivered/received  upon  redemption  will be made by the  Funds'
custodian  according to the  procedures set forth under  "Determination  of NAV"
computed on the Business Day on which a redemption  order is deemed  received by the Trust.  Therefore,  if a redemption order in proper form is submitted to the
Funds'  transfer agent by a DTC  Participant  not later than Closing Time on the
Transmittal  Date, and the requisite  number of Shares of the Fund are delivered to the Funds'  custodian  prior to the DTC  Cut-Off-Time,  then the value of the
Fund Securities and the Cash Redemption Amount to be delivered/received  will be determined by the Funds' custodian on such Transmittal Date. If, however, either
(i) the requisite number of Shares of the relevant Fund are not delivered by the
DTC  Cut-Off-Time,  as  described  above,  or (ii) the  redemption  order is not submitted in proper form, then the redemption  order will not be deemed received as of the  Transmittal  Date. In such case, the value of the Fund Securities and the Cash  Redemption  Amount to be  delivered/received  will be  computed on the
Business Day following the Transmittal Date provided that the Fund Shares of the relevant  Fund are delivered  through DTC to the Funds'  custodian by 11:00 a.m.
Eastern  Time the  following  Business  Day  pursuant  to a  properly  submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its  discretion  exercise its option to redeem such Fund Shares in cash,  and the  redeeming  Beneficial  Owner will be  required  to receive  its  redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole  discretion,  permit.  In either case, the investor will receive a cash  payment  equal to the NAV of its Fund Shares based on the NAV of
Shares of the relevant  Fund next  determined  after the  redemption  request is received in proper  form  (minus a  redemption  transaction  fee and  additional charge for requested  cash  redemptions  specified  above,  to offset the Fund's brokerage and other  transaction  costs  associated with the disposition of Fund
Securities).  A Fund  may  also,  in its  sole  discretion,  upon  request  of a shareholder,  provide such redeemer a portfolio of securities  that differs from the exact  composition of the Fund  Securities,  or cash lieu of some securities added  to the  Cash  Component,  but in no event  will  the  total  value of the securities  delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state  securities  laws and the Fund  (whether  or not it  otherwise
permits  cash   redemptions)   reserves  the  right  to  redeem   Creation  Unit
Aggregations  for cash to the extent that the Trust could not  lawfully  deliver specific  Fund  Securities  upon  redemptions  or could not do so without  first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a  Creation  Unit  Aggregation  may be paid an  equivalent  amount of cash.  The
Authorized  Participant may request the redeeming  Beneficial  Owner of the Fund
Shares to complete  an order form or to enter into  agreements  with  respect to such matters as  compensating  cash payment,  beneficial  ownership of Shares or delivery instructions.

The table below  describes in further detail the placement of redemption  orders outside the clearing process.

                              Transmittal Date (T)  Next Business Day       Second Business     Third Business Day
                                                    (T+1)                   Day (T+2)           (T+3)

Creation through NSCC
Standard Orders               4:00 p.m. (ET)        No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                              Order must be                                                     delivered.
                              received by the
                              Distributor.

Custom Orders                 3:00 p.m. (ET)        No action.              No action.          Creation Unit
                                                                                                Aggregations will be
                              Order must be                                                     delivered.
                              received by the
                              Distributor.

                              Orders received
                              after 3:00 p.m.
                              (ET) will be
                              treated as standard
                              orders.

Creation Outside NSCC
Standard Orders               4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                              Order in proper       Deposit Securities                          delivered.
                              form must be          must be received by
                              received by the       the Fund's account
                              Distributor.          through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must
                                                    be received by the
                                                    Fund's custodian.

Standard Orders created in    4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          1:00 p.m. (ET)
advance of receipt by the
Trust of all or a portion     Order in proper       Available Deposit                           Missing Deposit
of the Deposit Securities     form must be          Securities.                                 Securities are due
                              received by the                                                   to the Trust or the
                              Distributor.          Cash in an amount                           Trust may use cash
                                                    equal to the sum of                         on deposit to
                                                    (i) the Cash                                purchase missing
                                                    Component, plus (ii)                        Deposit Securities.
                                                    105% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered.

Custom Orders                 3:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                              Order in proper       Deposit Securities                          delivered.
                              form must be          must be received by
                              received by the       the Fund's account
                              Distributor.          through DTC.

                                                    2:00 p.m. (ET)
                              Orders received
                              after 3:00 p.m.       Cash Component must
                              (ET) will be          be received by the
                              treated as standard   Orders Custodian.
                              orders.

Redemption Through NSCC
Standard Orders               4:00 p.m. (ET)        No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be                                                     Amount will be
                              received by the                                                   transferred.
                              Fund's transfer
                              agent.

                              Orders received
                              after 4:00 p.m.
                              (ET) will be deemed
                              received on the
                              next business day
                              (T+1).

Custom Orders                 3:00 p.m. (ET)        No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be                                                     Amount will be
                              received by the                                                   transferred.
                              Fund's transfer
                              agent.

                              Orders received
                              after 3:00 p.m.
                              (ET) will be
                              treated as standard
                              orders.

Redemption Outside of NSCC
Standard Orders               4:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be         Fund Shares must be                         Amount is delivered
                              received by the       delivered through DTC                       to the redeeming
                              Fund's transfer       to the Custodian.                           beneficial owner.
                              agent.
                                                    2:00 p.m. (ET)
                              Orders received
                              after 4:00 p.m.       Cash Component, if
                              (ET) will be deemed   any, is due.
                              received on the
                              next business day     *If the order is not
                              (T+1).                in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

Custom Orders                 3:00 p.m. (ET)        11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                              Order must be         Fund Shares must be                         Amount is delivered
                              received by the       delivered through DTC                       to the redeeming
                              Fund's transfer       to the Fund's                               beneficial owner.
                              agent.                custodian.

                              Orders received       2:00 p.m. (ET)
                              after 3:00 p.m.
                              (ET) will be          Cash Component, if
                              treated as standard   any, is due.
                              orders.
                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as of
                                                    T.

                                      TAXES

Taxation of the Funds

Each  Fund  a  Separate  Corporations.  Each  Fund  is  treated  as  a  separate corporation  for federal  income tax purposes.  Losses in one Fund do not offset gains in another Fund and the  requirements  (other than certain  organizational
requirements)  for  qualifying  for  regulated   investment  company  status  as
described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated  Investment  Company.  Each Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal  Revenue Code and intends to so qualify during the current fiscal year.
As a regulated  investment  company, a Fund generally pays no federal income tax on the income and gains it  distributes  to you. The Board of Trustees  reserves the right not to maintain the qualification of a Fund as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If a Fund fails to qualify as a regulated investment company, the
Fund would be subject to federal,  and possibly  state,  corporate  taxes on its taxable  income and gains,  and  distributions  to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the Code requires a Fund to  distribute to you by December 31 of each year, at a minimum, the  following  amounts:  98% of its taxable  ordinary  income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January,  in which case you must treat them as received in December)
but can  give no  assurances  that  its  distributions  will  be  sufficient  to eliminate all taxes.

Investment  in Complex  Securities.  The Funds may invest in complex  securities
(e.g.,  futures,  options,  etc.) that could be subject to numerous  special and complex tax rules. These rules could affect whether gain or loss recognized by a
Fund is treated as ordinary or capital,  accelerate the recognition of income to a Fund  (possibly  causing  the Fund to sell  securities  to raise  the cash for necessary  distributions)  and defer a Fund's  ability to  recognize a loss.  In turn,  these rules could affect the amount,  timing,  or character of the income distributed to you by a Fund. For example:

     Investment  in Futures and Option  Contracts.  If a Fund invests in certain options and futures  contracts,  it could be  required to  mark-to-market  these contracts  and  realize any  unrealized  gains and losses at its fiscal year end even though it continues  to hold the  contracts.  Under these  rules,  gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-term  gains or  losses,  but gains or losses on certain  foreign  currency contracts would be treated as ordinary income or losses.  In determining its net income for excise tax purposes,  a Fund also would be required to mark-to-market these  contracts  annually  as of  October 31 (for  capital  gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Tax straddles.  A Fund's investment in options and futures contracts (or in substantially  similar or related  property) in connection  with certain hedging transactions  could cause it to hold  offsetting  positions in securities.  If a
Fund's risk of loss with  respect to specific  securities  in its  portfolio  is substantially  diminished by the fact that it holds other  securities,  the Fund could be deemed to have  entered into a tax  "straddle"  or to hold a "successor position"  that would  require any loss  realized  by it to be deferred  for tax purposes.

     Securities  Lending  Transactions.  A Fund's entry into securities  lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income,  and, to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

Taxation of Shareholders

Distributions of Net Investment  Income.  Each Fund receives income generally in the form of dividends and interest on its  investments in portfolio  securities.
This income, less expenses incurred in the operation of a Fund,  constitutes its net investment income from which income dividends may be paid to you. If you are a taxable  investor,  any  distributions  by a Fund from such income (other than qualified  dividends)  will be  taxable  to you at  ordinary  income  tax rates, whether  you  take  them in  cash  or in  additional  Shares.  Distributions  of qualified dividend income may be taxable to you at reduced rates.

Distributions  of Capital  Gains.  Each Fund may derive capital gain and loss in connection  with sales of  securities  in  anticipation  of their removal from a
Fund's  corresponding index or by reason of the application of certain tax rules such as those  described  above under the  heading,  "Investment  in Futures and
Option  Contracts."  Distributions  derived  from the  excess of net  short-term capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term  capital gain over net  short-term  capital loss will be taxable to you as long-term  capital gain, regardless of how long you have held your Shares in a Fund.  Any net  short-term or  long-term  capital  gain  realized  by a  Fund  (net  of  any  capital  loss carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.  If a Fund's  distributions  exceed its  taxable  income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those
Shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information  on the Amount and Tax  Character of  Distributions.  The Funds will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  Shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in  the  case  of  non-U.S.  shareholders,  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of this type of income  earned  during the  period of your  investment  in the Fund.  Taxable distributions  declared by a Fund in December to  shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each
Fund has the right to reject an order to purchase  Shares if the  purchaser  (or group of purchasers acting in concert with each other) would, upon obtaining the
Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant  to section 351 of the  Internal  Revenue  Code,  the Fund would have a basis  in the  Deposit  Securities  different  from  the  market  value  of such securities  on the date of  deposit.  The Trust  also has the  right to  require information  necessary to determine  beneficial  Share ownership for purposes of the 80% determination.

Sales, Exchanges and Redemption of Fund Shares. The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable  disposition of Shares will be treated as long-term  capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the  taxable  disposition  of Shares  will be treated  as  short-term capital gain or loss. A loss  realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially  identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one
(61) day period  beginning  thirty (30) days before and ending  thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the
Shares  acquired must be adjusted to reflect the disallowed  loss. Any loss upon the sale or  exchange  of Shares  held for six (6)  months or less is treated as long-term  capital loss to the extent of any capital gain dividends  distributed to you by the Fund on those Shares.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal  income taxes if earned directly by you.
States also grant tax-free  status to dividends paid to you from interest earned on direct obligations of the U.S. government,  subject in some states to minimum investment  or  reporting  requirements  that  must be met by a Fund.  Income on investments  by  a  Fund  in  certain  other  obligations,  such  as  repurchase agreements  collateralized by U.S. government obligations,  commercial paper and
federal   agency-backed   obligations   (e.g.,   Government   National  Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified  Dividend  Income for  Individuals.  For  individual  shareholders,  a portion of the dividends paid by a Fund may be designated as qualified  dividend income  eligible for taxation by  individuals  at long-term  capital gain rates.
This reduced rate  generally is available  for  dividends  paid by a Fund out of dividends earned on a Fund's  investment in stocks of domestic  corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  Shares,  include the day you sold your Shares but not the day you acquired these Shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal  year,  a Fund will  designate  the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced  rates.  If 95% or more of a Fund's income is from  qualified
sources,   it  will  be  allowed  to  designate  100%  of  its  ordinary  income distributions as qualified dividend income.

Dividends-Received  Deduction for Corporations.  For corporate  shareholders,  a portion  of  the  dividends  paid  by a  Fund  may  qualify  for  the  corporate dividends-received  deduction.  The portion of dividends  paid by a Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation.

The  availability  of the  dividends-received  deduction  is  subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  Shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your Shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Backup  Withholding.  By law, a Fund must  withhold  a portion  of your  taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any dividends or proceeds paid. The special
U.S.  tax  certification  requirements  applicable  to  non-U.S.  investors  are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

In General.  Non-U.S.  investors may be subject to U.S.  withholding  and estate tax, and are subject to special U.S. tax  certification  requirements.  Non-U.S.
investors should consult their tax advisors about the  applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

Income Dividends. The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund,  subject to certain  exemptions  for dividends  designated as capital
gain  dividends,   short-term  capital  gain  dividends,   and  interest-related
dividends as described below. However, notwithstanding such exemptions from U.S.
withholding at the source, any dividends and distributions of income and capital gains, including any proceeds from the sale of your Fund Shares, will be subject to backup  withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends & Short-Term Capital Gain Dividends. Dividends designated by the Fund as either (i) capital gain dividends from long-term capital gains or
(ii) short-term  capital gain dividends (other than long- or short-term  capital gains realized on  disposition of U.S. real property  interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United  States for a period or periods  aggregating  183 days or more during the taxable year.

Interest-Related Dividends. Interest-related dividends designated by a Fund from qualified  net  interest  income are not subject to U.S.  withholding  tax.  The
Fund's qualified net interest income equals the Fund's qualified interest income less allocable expenses.  "Qualified interest income" includes, in general, U.S.
source (1) bank  deposit  interest,  (2)  short-term  original  discount and (3)
interest  (including  original issue discount,  market discount,  or acquisition discount) on an obligation which is in registered  form,  unless it is earned on an obligation  issued by a  corporation  or  partnership  in which the Fund is a
10-percent  shareholder or is contingent interest,  and (4) any interest-related dividend from another  regulated  investment  company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate  of the Fund's  qualified  net interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount  of U.S.  tax  from a  dividend  payment.  In  this  case,  the  non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further  Limitations  on  Tax  Reporting  for  Interest-Related   Dividends  and
Short-Term  Capital Gain Dividends for Non-U.S.  Investors;  Sunset Rule. It may
not be practical in every case for the Fund to designate,  and the Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital gain  dividends.  Additionally,  the Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related dividends designated by a
Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning  after  December  31,  2004 and before  January 1, 2008,  unless  such exemption is extended or made permanent.

Other Dividends.  Income  dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S. withholding tax.

Effectively  Connected Income. If you hold your Fund Shares in connection with a
U.S.  trade or business,  your income and gains will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

Investment in U.S. real property.  Capital gains  distributions  attributable to gains from U.S. real property interests (including gains from the disposition of certain U.S. real property holding  corporations which may include certain REITs and certain  REIT capital gain  dividends)  will  generally be subject to United
States  withholding  tax and may give rise to an  obligation  on the part of the
non-U.S. shareholder to file a United States income tax return.

U.S.  estate  tax.  An  individual  who,  at the time of  death,  is a  Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in a Fund  held by the  estate  of a  nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of Shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

U.S tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders  both to avoid U.S. back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty  between the United  States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

THIS  DISCUSSION  OF "TAXES" IS NOT INTENDED OR WRITTEN TO BE USED AS TAX ADVICE
AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE TO ALL
CATEGORIES  OF  INVESTORS,  SOME OF WHICH MAY BE SUBJECT TO SPECIAL  RULES.  YOU
SHOULD  CONSULT YOUR OWN TAX ADVISOR  REGARDING  YOUR  PARTICULAR  CIRCUMSTANCES
BEFORE MAKING AN INVESTMENT IN A FUND.

                        DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per  Share of each Fund is  computed  by  dividing  the value of the net assets of the Fund (i.e., the value of its total assets less total  liabilities)
by the total  number of Shares of the Fund  outstanding,  rounded to the nearest cent.  Expenses and fees  including,  without  limitation,  the  management  and administration  fees,  are accrued  daily and taken into account for purposes of determining  NAV. The NAV per Share is  calculated  by the Funds'  custodian and determined  as of  the  close  of  the  regular  trading  session  on  the  NYSE
(ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In  computing  each  Fund's  NAV,  the Fund's  securities  holdings  traded on a national  securities  exchange are valued based on their last sale price.  Price information  on listed  securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter  market are valued at the latest quoted sale price in such market or, in the case of the
NASDAQ,  at the NASDAQ official  closing price.  Other portfolio  securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures  adopted by the Board.

                           DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Dividends from net investment income, if any, are declared and paid  quarterly.  Distributions  of  net  realized  securities  gains,  if  any,
generally  are  declared  and  paid  once  a  year,   but  the  Trust  may  make
distributions  on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or  advisable  to  preserve  the status of each Fund as a  regulated  investment company under the Tax Code, or to avoid  imposition of income or excise taxes on undistributed income.

Dividends and other  distributions on Fund Shares are distributed,  as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners
with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust.
Broker-dealers  may make  available  the DTC  book-entry  Dividend  Reinvestment
Service  for use by  Beneficial  Owners  of the Fund for  reinvestment  of their dividend  distributions.  Beneficial  Owners  should  contact  their  broker  to determine  the  availability  and  costs  of the  service  and  the  details  of participation  therein.  Brokers  may  require  Beneficial  Owners  to adhere to specific procedures and timetables.

                              FINANCIAL STATEMENTS

          [Financial Statements to be Inserted in a Subsequent Filing]

                                   APPENDIX A

        [VTL Proxy Voting Policies to be Inserted in a Subsequent Filing]

BONY has been delegated the authority and  responsibility to vote the proxies of certain of its trust and investment  advisory clients,  including the Fund. BONY understands  that proxy voting is an integral  aspect of investment  management.
Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

BONY has designated a Proxy Committee with the  responsibility for administering and  overseeing  the proxy voting  process and  procedures.  BONY has elected to retain Institutional  Shareholder Services,  Inc. ("ISS") as a proxy consultant.
ISS is currently  performing  certain  proxy-related  services pursuant to these procedures,  including  providing  research and making voting  determinations in accordance with the proxy voting  guidelines,  voting and submitting proxies and related  administrative  and  recordkeeping  functions.  In  addition,  BONY has determined  that,  except  as set  forth in the proxy  policy  and noted  below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting  guidelines,  which have been  prepared by BONY and ISS. If the guidelines  do not address how a proxy should be voted,  the proxy will be voted in accordance with ISS  recommendations.  As ISS will vote proxies in accordance with the proxy voting guidelines,  BONY believes that this process is reasonably designed to address  material  conflicts of interest that may arise between BONY and the Trust as to how  proxies are voted.  If an  investment  professional  (a
portfolio   manager,   BONY's  Chief  Investment  Officer  or  other  investment
professional)  believes that it may be in the best interest of the Trust to vote
in  a  manner   inconsistent   with  ISS's   recommendations,   such  investment
professional  must contact the Proxy Committee and complete a  questionnaire  to allow the Proxy Committee to review the  recommendation  and consider such other matters as it deems  appropriate to determine that there is no material conflict of interest  between  BONY and the Trust with respect to the voting of the proxy in that  manner.  If the proxy  guidelines  do not address how a proxy should be voted and ISS refrains from making a recommendation  as to how such proxy should be voted,  the Proxy  Committee  will make a  determination  as to how the proxy should be voted.  After making such a  determination,  the Proxy  Committee will consider  such matters as it deems  appropriate  to  determine  that there is no material  conflict of interest  between  BONY and the TRUST with  respect to the voting of the proxy in that manner.

Although the proxy guidelines  detail numerous  specific  instances and possible proposals,  the guidelines provide that ISS will generally vote "for" management proposals on routine business;  case by case on management  proposals related to directors  (though "for" routine  matters and  "against"  classification  of the
Board);   case  by  case  on  management   proposals   related  to  a  company's
capitalization, reorganizations or merger proposals, and non-salary compensation issues;  "against" management proposals on anti-takeover related proposals;  and
"against"  or  case by case on  most  shareholder  proposals,  including  social issues.

A complete  copy of the Proxy  Policy may be  obtained  by writing  to:  Charles
Goodfellow,  The Bank of New York,  1290 Avenue of the Americas,  New York,  New
York 10104.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits. The following exhibits are attached, except as noted:

     (a)  Articles of Incorporation.

          (1)  Agreement and  Declaration of Trust  (December 11, 2006) attached as Exhibit No. EX-99.a.1.

          (2)  Certificate of Trust  (December 11, 2006) attached as Exhibit No.
               EX-99.a.2.

     (b)  By-Laws. By-Laws (December 11, 2006) attached as Exhibit No. EX-99.b.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement  and  Declaration  of Trust.  Articles III and V of the
               Agreement and Declaration (December 11, 2006) attached as Exhibit
               No. EX-99.a.1.

          (2)  By-Laws.  Article II of the By-Laws  (December 11, 2006) attached as Exhibit No. EX-99.b.

     (d)  Investment Advisory Contracts.

          (1)  Form of Investment  Advisory Agreement between the Registrant and
               VTL Associates, LLC attached as Exhibit No. EX-99.d.1.

          (2)  Form of Sub-Advisory  Agreement  between VTL Associates,  LLC and
               The Bank of New York to be filed by amendment.

     (e)  Underwriting Contracts.

          (1)  Distribution  Agreement between Registrant and ALPS Distributors,
               Inc. to be filed by amendment.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Custody Agreement between the Registrant and The Bank of New York to be filed by amendment.

     (h)  Other Material Contracts.

          (1)  Transfer Agency and Services Agreement between the Registrant and
               The Bank of New York to be filed by amendment.

          (2)  Fund   Administration   and  Accounting   Agreement  between  the
               Registrant and The Bank of New York to be filed by amendment.

     (i)  Legal  Opinion.  Opinion  and  Consent  of  Counsel  to  be  filed  by amendment.

     (j)  Other Opinions.  Consent of Independent  Registered  Public Accounting
          Firm to be filed by amendment.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital Agreements. To be filed by amendment.

     (m)  Rule 12b-1 Plan.

          (1)  Plan under Rule 12b-1 for TIGERS Revenue-Weighted Large Cap Index
               Fund to be filed by amendment.

          (2)  Plan under Rule 12b-1 for TIGERS  Revenue-Weighted  Mid Cap Index
               Fund to be filed by amendment.

          (3)  Plan under Rule 12b-1 for TIGERS Revenue-Weighted Small Cap Index
               Fund to be filed by amendment.

     (n)  Rule 18f-3 Plan. Not applicable.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of Ethics for Registrant to be filed by amendment.

          (2)  Code of Ethics for VTL Associates, LLC to be filed by amendment.

          (3)  Code of Ethics for The Bank of New York to be filed by amendment.

          (4)  Code of  Ethics  for  ALPS  Distributors,  Inc.  to be  filed  by amendment.

     (q)  Other.  Powers of Attorney (December 11, 2006) attached as Exhibit No.
          EX-99.q.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25. Indemnification.  Article VII of the Agreement and Declaration of Trust
     attached as Exhibit No. EX-99.a.1.

     Under the  terms of the  Delaware  Statutory  Trust  Act  ("DSTA")  and the
     Registrant's  Agreement and Declaration of Trust  ("Declaration of Trust"),
     no officer or trustee of the  Registrant  shall have any  liability  to the
     Registrant, its shareholders, or any other party for damages, except to the extent such  limitation  of liability  is  precluded  by Delaware  law, the
     Declaration of Trust or the By-Laws of the Registrant.

     Subject to the standards and  restrictions  set forth in the Declaration of
     Trust,  DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and  all  claims  and  demands  whatsoever.  DSTA,  Section  3803  protects trustees,  officers,  managers  and other  employees,  when  acting in such capacity,  from  liability  to any  person  other  than the  Registrant  or beneficial  owner for any act,  omission or obligation of the Registrant or any trustee  thereof,  except as otherwise  provided in the  Declaration of
     Trust.

     (a)  Indemnification  of the  Trustees and  officers of the  Registrant  is provided for in Article VII of the  Registrant's  Agreement and Declaration
     of Trust effective December 11, 2006, as filed herewith;

     (b)  Investment  Advisory  Agreement  between  the  Registrant  and  VTL as provided for in Section 7 of the Agreement, as filed herewith;

     (c) Distribution  Agreement  between the Registrant and ALPS  Distributors,
     Inc.,  as  provided  for in  Section  __ of the  Agreement,  to be filed by amendment;

     (d) Custody Agreement,  as provided for in Section __ of the Agreement,  to be filed by amendment;

     (e) Fund  Administration  and  Accounting  Agreement,  as  provided  for in
     Section __ of the Agreement, to be filed by amendment; and

     (f) Transfer Agency and Services  Agreement,  as provided for in Section __
     of the Agreement, to be filed by amendment;

Item 26. Business and Other Connections of Investment Adviser.

     VTL  Associates,   LLC,  ("VTL")  serves  as  investment   manager  to  the
     Registrant.  Vincent T. Lowry is the majority owner,  Chairman and Managing
     Member of VTL.

     The following  persons  serving as officers or members of VTL have held the following  positions during the past two years. Unless otherwise noted, the principal  business  address of the  directors  and officers of VTL is 2005
     Market Street, Philadelphia, PA 19103.

     ------------------------ ---------------------------- ---------------------- ----------------
                                                           Positions and          Other
     Name and Principal       Positions and Offices with   Offices with           Positions and
     Business Address         VTL                          Registrant             Offices Held
     ------------------------ ---------------------------- ---------------------- ----------------
     Vincent T. Lowry         Chairman, Managing Member    Chairman and Trustee   None
                              and Chief Compliance
                              Officer
     ------------------------ ---------------------------- ---------------------- ----------------
     Louis C. Micciulla       Chief Operating Officer      Treasurer; Chief       None
                                                           Financial Officer
                                                           and Chief Compliance
                                                           Officer
     ------------------------ ---------------------------- ---------------------- ----------------
     Jennifer Folgia          Secretary                    Operations Manager     None

     ------------------------ ---------------------------- ---------------------- ----------------

Item 27. Principal Underwriters.

     [Item 27 To Be Completed By Amendment]

     (a)  ALPS Distributors, Inc. ("ALPS") also acts as principal underwriter of shares of the following other companies: ______________________

     (b)  Information with respect to each officer and director of the principal underwriter  and the Registrant is provided  below.  Unless  otherwise noted, the principal  business address of each officer and director of
          ALPS is 1625 Broadway, Suite 2200, Denver, Colorado 80202.

      ---------------------------- ----------------------------------------- ----------------------
                                                                             Positions and
      Name and Principal                                                     Offices with
      Business Address             Positions and Offices with Underwriter    Registrant
      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

       ---------------------------- ----------------------------------------- ----------------------

      ---------------------------- ----------------------------------------- ----------------------

     (c)  Not applicable.

Item 28. Location of Accounts and Records.  All accounts and records required to be maintained by Section 31 (a) of the  Investment  Company Act of 1940 and
     the  rules  under  that  section  are  maintained  at 2005  Market  Street,
     Philadelphia,  Pennsylvania  19103 and One Wall Street,  New York, New York
     10286.

Item 29. Management Services. None.

Item 30. Undertakings.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and controlling  persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise,  the  Registrant  has been advised that in the opinion of the
     Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the  registrant  of expenses  incurred or paid by a Trustee, officer or controlling  person of the Registrant in the successful  defense of any action, suit or proceeding) is asserted by such Trustee,  officer or controlling person in connection with the securities being registered,  the
     Registrant  will,  unless in the opinion of its counsel the matter has been settled  by  controlling  precedent,  submit  to  a  court  of  appropriate jurisdiction  the question  whether such  indemnification  by it is against public  policy as  expressed  in the Act and will be  governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on this  19th day of
December, 2006.

                                                    THE TIGERS REVENUE TRUST

                                                    By: _____________________
                                                        Vincent T. Lowry
                                                        Chairman and Trustee

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                       Title                                           Date
------------------------------ ----------------------------------------------- -----------------------------

___________________            Chairman (Principal Executive Officer)/Trustee   December 19, 2006
Vincent T. Lowry

___________________            Treasurer/Chief Financial Officer (Principal     December 19, 2006
Louis C. Micciulla             Financial Officer/Principal Accounting
                               Officer)/Chief Compliance Officer

Vincent DiStefano          *   Trustee                                          December 19, 2006
Vincent DiStefano

Lawrence A. Goldberg       *   Trustee                                          December 19, 2006
Lawrence A. Goldberg

James C. McAuliffe         *   Trustee                                          December 19, 2006
James C. McAuliffe

Christian W. Myers, III    *   Trustee                                          December 19, 2006
Christian W. Myers, III

                           *By: ______________________
                                Vincent T. Lowry
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                         (THE TIGERS REVENUE TRUST N-1A)

Exhibit No.  Exhibit
EX-99.a.1     Agreement and Declaration of Trust (December 11, 2006)
EX-99.a.2     Certificate of Trust (December 11, 2006)
EX-99.b       By-Laws (December 11, 2006)
EX-99.d.1     Form of Investment Advisory Agreement between Registrant and VTL
               Associates, LLC
EX-99.q       Powers of Attorney (December 11, 2006)